UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043
Name of Registrant: Vanguard Admiral Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: May 31, 2018
Item 1: Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
	United States Treasury Bill	1.659%–1.667%	6/7/18	1,543,712	1,543,285
	United States Treasury Bill	1.677%	6/14/18	238,013	237,869
	United States Treasury Bill	1.780%	6/21/18	29,969	29,940
	United States Treasury Bill	1.712%–1.768%	6/28/18	1,129,325	1,127,835
	United States Treasury Bill	1.748%	7/5/18	1,116,700	1,114,865
	United States Treasury Bill	1.709%–1.730%	7/12/18	628,177	626,950
	United States Treasury Bill	1.768%–1.770%	7/19/18	1,352,400	1,349,226
	United States Treasury Bill	1.839%	7/26/18	1,199,216	1,195,863
	United States Treasury Bill	1.844%	8/2/18	1,108,000	1,104,498
	United States Treasury Bill	1.849%–1.859%	8/9/18	2,043,972	2,036,758
	United States Treasury Bill	1.884%–1.909%	8/16/18	1,536,209	1,530,053
	United States Treasury Bill	1.853%–1.909%	8/23/18	1,276,763	1,271,225
	United States Treasury Bill	1.897%–1.902%	8/30/18	1,249,892	1,243,980
	United States Treasury Bill	1.867%	9/13/18	500,000	497,328
	United States Treasury Bill	1.962%–1.963%	10/4/18	36,190	35,946
	United States Treasury Bill	2.020%	11/8/18	615,000	609,533
2	United States Treasury Floating Rate Note	2.074%	10/31/18	899,825	899,829
2	United States Treasury Floating Rate Note	1.904%	1/31/20	500,000	500,000
Total U.S. Government and Agency Obligations (Cost $16,954,983)					16,954,983
Total Investments (99.2%) (Cost $16,954,983)					16,954,983
Other Assets and Liabilities-Net (0.8%)					141,883
Net Assets (100%)					17,096,866

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments for Quarterlies.

At May 31, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund

Vanguard S&P 500 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (9.0%)
	Walt Disney Co.	63,959	6,362
	Time Warner Inc.	62,587	5,893
	Comcast Corp. Class A	185,992	5,799
	General Motors Co.	101,337	4,327
	Ford Motor Co.	313,176	3,617
	Twenty-First Century Fox Inc. Class A	84,567	3,260
	Target Corp.	43,622	3,180
	TJX Cos. Inc.	27,907	2,521
	NIKE Inc. Class B	34,370	2,468
	Starbucks Corp.	40,601	2,301
	Lowe's Cos. Inc.	21,313	2,025
	Best Buy Co. Inc.	20,409	1,393
	Twenty-First Century Fox Inc.	35,269	1,346
	Omnicom Group Inc.	18,479	1,332
	Yum! Brands Inc.	14,678	1,194
	Carnival Corp.	17,919	1,116
	Hilton Worldwide Holdings Inc.	13,634	1,100
	Genuine Parts Co.	11,775	1,069
	PVH Corp.	6,172	988
	Dollar General Corp.	10,764	942
	Newell Brands Inc.	38,939	918
	Kohl's Corp.	13,483	900
	Macy's Inc.	24,463	854
*	O'Reilly Automotive Inc.	3,091	833
	Ross Stores Inc.	10,427	822
^	Whirlpool Corp.	5,675	821
	VF Corp.	10,041	815
*	AutoZone Inc.	1,246	809
	Viacom Inc. Class B	28,328	768
	CBS Corp. Class B	15,237	768
	Advance Auto Parts Inc.	5,937	764
	MGM Resorts International	22,907	720
	Interpublic Group of Cos. Inc.	30,866	698
	L Brands Inc.	19,713	668
	Tiffany & Co.	4,747	621
	Tapestry Inc.	13,953	610
	Ralph Lauren Corp. Class A	4,449	599
	News Corp. Class A	39,400	592
	Harley-Davidson Inc.	13,525	556
*	DISH Network Corp. Class A	18,315	541
*	Discovery Communications Inc.	27,328	540
	Foot Locker Inc.	9,734	525
*	Chipotle Mexican Grill Inc. Class A	1,203	518
*	CarMax Inc.	7,250	500
	Royal Caribbean Cruises Ltd.	4,668	490
	Gap Inc.	17,497	490
	Expedia Group Inc.	4,029	488
	Goodyear Tire & Rubber Co.	19,307	472
	Nordstrom Inc.	9,391	460

Lennar Corp. Class A	8,705	450
Tractor Supply Co.	5,930	441
Leggett & Platt Inc.	10,600	438
* Mohawk Industries Inc.	1,776	362
Hasbro Inc.	4,167	361
* Ulta Beauty Inc.	1,442	356
Darden Restaurants Inc.	3,960	346
* LKQ Corp.	10,422	331
Mattel Inc.	20,124	312
* Under Armour Inc. Class A	14,908	312
Hanesbrands Inc.	16,749	305
* TripAdvisor Inc.	5,480	286
* Under Armour Inc.	14,769	279
Garmin Ltd.	4,434	266
* Discovery Communications Inc. Class A	12,465	263
BorgWarner Inc.	5,235	255
H&R Block Inc.	6,034	166
News Corp. Class B	1,301	20
Lennar Corp. Class B	364	15
		76,957
Consumer Staples (9.5%)
Walmart Inc.	116,495	9,616
Procter & Gamble Co.	127,463	9,326
Coca-Cola Co.	169,469	7,287
Costco Wholesale Corp.	35,240	6,986
PepsiCo Inc.	58,207	5,835
Philip Morris International Inc.	62,323	4,957
Mondelez International Inc. Class A	119,362	4,687
Walgreens Boots Alliance Inc.	68,374	4,266
Altria Group Inc.	67,107	3,741
Kraft Heinz Co.	47,929	2,755
Sysco Corp.	38,534	2,506
Colgate-Palmolive Co.	37,232	2,349
Archer-Daniels-Midland Co.	44,880	1,962
Tyson Foods Inc. Class A	23,882	1,611
Kimberly-Clark Corp.	15,760	1,589
Kroger Co.	64,522	1,570
General Mills Inc.	29,681	1,255
Conagra Brands Inc.	32,150	1,191
JM Smucker Co.	9,115	980
Molson Coors Brewing Co. Class B	14,838	915
Dr Pepper Snapple Group Inc.	7,501	895
Kellogg Co.	12,787	823
Hormel Foods Corp.	21,677	778
Clorox Co.	4,469	540
Campbell Soup Co.	15,452	520
Coty Inc. Class A	37,926	503
McCormick & Co. Inc./MD	4,960	501
Hershey Co.	5,205	469
Church & Dwight Co. Inc.	9,192	432
Brown-Forman Corp. Class B	6,935	392
		81,237
Energy (13.2%)
Exxon Mobil Corp.	340,063	27,627
Chevron Corp.	153,308	19,056
Schlumberger Ltd.	111,067	7,627

ConocoPhillips	94,267	6,353
Occidental Petroleum Corp.	61,408	5,171
Valero Energy Corp.	34,765	4,214
Phillips 66	33,695	3,925
EOG Resources Inc.	30,185	3,556
Halliburton Co.	70,026	3,483
Marathon Petroleum Corp.	38,072	3,009
Anadarko Petroleum Corp.	41,358	2,887
Pioneer Natural Resources Co.	13,668	2,639
Kinder Morgan Inc./DE	152,262	2,540
ONEOK Inc.	32,955	2,246
Williams Cos. Inc.	66,397	1,783
Devon Energy Corp.	42,222	1,755
* Concho Resources Inc.	11,963	1,643
Andeavor	11,353	1,640
Marathon Oil Corp.	68,189	1,461
Noble Energy Inc.	39,501	1,410
National Oilwell Varco Inc.	30,499	1,263
Apache Corp.	30,613	1,225
Baker Hughes a GE Co.	33,913	1,173
TechnipFMC plc	35,186	1,096
EQT Corp.	19,649	1,013
Hess Corp.	14,829	896
Helmerich & Payne Inc.	8,742	580
Cimarex Energy Co.	5,213	484
* Newfield Exploration Co.	16,011	468
Cabot Oil & Gas Corp.	19,947	456
Range Resources Corp.	18,129	287
		112,966
Financials (24.1%)
* Berkshire Hathaway Inc. Class B	154,460	29,584
JPMorgan Chase & Co.	275,432	29,474
Wells Fargo & Co.	352,317	19,022
Citigroup Inc.	206,261	13,756
Bank of America Corp.	399,265	11,595
Goldman Sachs Group Inc.	28,353	6,404
US Bancorp	125,944	6,296
Morgan Stanley	110,728	5,552
PNC Financial Services Group Inc.	37,847	5,428
Chubb Ltd.	37,247	4,868
Bank of New York Mellon Corp.	81,036	4,437
MetLife Inc.	83,195	3,826
American International Group Inc.	72,147	3,809
Capital One Financial Corp.	39,027	3,669
Prudential Financial Inc.	33,867	3,280
BB&T Corp.	62,386	3,275
State Street Corp.	29,505	2,836
Aflac Inc.	62,549	2,818
Travelers Cos. Inc.	21,784	2,800
SunTrust Banks Inc.	37,581	2,537
American Express Co.	23,128	2,273
BlackRock Inc.	4,072	2,175
Discover Financial Services	28,470	2,103
M&T Bank Corp.	12,052	2,074
Synchrony Financial	57,349	1,986
Fifth Third Bancorp	55,678	1,703
KeyCorp	85,120	1,655

Regions Financial Corp.	90,085	1,643
Citizens Financial Group Inc.	39,107	1,597
Hartford Financial Services Group Inc.	28,650	1,499
CME Group Inc.	9,014	1,468
Allstate Corp.	15,077	1,409
Marsh & McLennan Cos. Inc.	17,519	1,408
Huntington Bancshares Inc./OH	88,455	1,315
Lincoln National Corp.	17,515	1,161
XL Group Ltd.	20,619	1,146
Aon plc	8,101	1,133
Loews Corp.	21,641	1,058
Willis Towers Watson plc	6,151	930
Invesco Ltd.	32,674	893
Franklin Resources Inc.	26,123	877
Zions Bancorporation	15,771	864
Cincinnati Financial Corp.	11,977	831
Northern Trust Corp.	7,854	805
Everest Re Group Ltd.	3,278	738
Unum Group	17,763	689
Principal Financial Group Inc.	11,678	652
Comerica Inc.	6,799	641
* Jefferies Financial Group Inc.	25,178	551
Raymond James Financial Inc.	5,403	522
People's United Financial Inc.	27,881	513
Ameriprise Financial Inc.	3,642	505
Arthur J Gallagher & Co.	7,141	473
Nasdaq Inc.	4,871	447
Torchmark Corp.	4,932	418
Assurant Inc.	4,206	393
Affiliated Managers Group Inc.	2,407	383
* Brighthouse Financial Inc.	7,681	362
Navient Corp.	21,082	291
		206,850
Health Care (10.7%)
Johnson & Johnson	99,045	11,848
Pfizer Inc.	257,982	9,269
Merck & Co. Inc.	136,321	8,115
Medtronic plc	61,997	5,352
CVS Health Corp.	81,421	5,161
Danaher Corp.	49,266	4,891
Allergan plc	26,510	3,998
Amgen Inc.	21,995	3,951
* Express Scripts Holding Co.	45,291	3,433
Humana Inc.	11,050	3,215
Eli Lilly & Co.	30,176	2,566
Bristol-Myers Squibb Co.	48,478	2,551
Gilead Sciences Inc.	36,796	2,480
McKesson Corp.	16,560	2,350
Aetna Inc.	13,120	2,311
Anthem Inc.	9,646	2,136
Thermo Fisher Scientific Inc.	9,029	1,880
* Mylan NV	41,313	1,589
* Biogen Inc.	5,263	1,547
Cardinal Health Inc.	25,256	1,316
Baxter International Inc.	17,547	1,243
Quest Diagnostics Inc.	10,885	1,160
AmerisourceBergen Corp. Class A	13,045	1,071

HCA Healthcare Inc.	10,334	1,066
* Alexion Pharmaceuticals Inc.	8,539	992
* Henry Schein Inc.	12,334	853
Dentsply Sirona Inc.	18,433	808
Universal Health Services Inc. Class B	6,983	803
Zimmer Biomet Holdings Inc.	7,174	800
* DaVita Inc.	11,686	781
* Laboratory Corp. of America Holdings	3,432	620
Perrigo Co. plc	6,733	493
* IQVIA Holdings Inc.	4,917	486
* Envision Healthcare Corp.	9,721	417
* Varian Medical Systems Inc.	3,441	406
PerkinElmer Inc.	3,365	250
		92,208
Industrials (9.8%)
General Electric Co.	696,817	9,811
United Technologies Corp.	59,693	7,451
Union Pacific Corp.	30,323	4,329
Honeywell International Inc.	24,744	3,660
Caterpillar Inc.	23,021	3,497
United Parcel Service Inc. Class B	28,170	3,271
Delta Air Lines Inc.	52,189	2,821
Eaton Corp. plc	35,326	2,705
Johnson Controls International plc	74,326	2,494
Lockheed Martin Corp.	7,576	2,383
General Dynamics Corp.	11,081	2,235
Emerson Electric Co.	30,057	2,129
FedEx Corp.	8,505	2,119
Norfolk Southern Corp.	12,542	1,902
Raytheon Co.	9,030	1,892
Cummins Inc.	12,499	1,780
PACCAR Inc.	28,247	1,758
Deere & Co.	11,693	1,748
Northrop Grumman Corp.	4,470	1,463
* IHS Markit Ltd.	29,051	1,432
Textron Inc.	21,007	1,399
* United Continental Holdings Inc.	19,420	1,351
WW Grainger Inc.	4,097	1,266
L3 Technologies Inc.	6,277	1,245
Ingersoll-Rand plc	11,630	1,018
CH Robinson Worldwide Inc.	11,215	976
Nielsen Holdings plc	26,907	812
Parker-Hannifin Corp.	4,700	803
Southwest Airlines Co.	14,327	732
American Airlines Group Inc.	15,550	677
Snap-on Inc.	4,554	673
Republic Services Inc. Class A	9,764	658
Jacobs Engineering Group Inc.	9,669	627
Fortive Corp.	8,362	608
Arconic Inc.	34,113	602
Alaska Air Group Inc.	9,878	601
Stanley Black & Decker Inc.	4,187	583
Pentair plc	13,301	580
Rockwell Automation Inc.	3,182	558
Fluor Corp.	11,237	548
Fastenal Co.	10,165	541
Harris Corp.	3,529	531

* Verisk Analytics Inc. Class A	4,486	477
Expeditors International of Washington Inc.	6,369	474
Kansas City Southern	4,380	469
Equifax Inc.	3,955	451
* Quanta Services Inc.	12,324	444
* Stericycle Inc.	6,857	435
Flowserve Corp.	10,486	433
Dover Corp.	5,447	421
Acuity Brands Inc.	3,386	400
JB Hunt Transport Services Inc.	2,958	379
Masco Corp.	8,543	318
Xylem Inc./NY	4,471	315
Robert Half International Inc.	4,085	260
Huntington Ingalls Industries Inc.	1,166	258
Allegion plc	2,670	204
		84,007
Information Technology (6.9%)
International Business Machines Corp.	68,753	9,716
Cisco Systems Inc.	208,774	8,917
Intel Corp.	161,501	8,915
Oracle Corp.	118,834	5,552
QUALCOMM Inc.	77,221	4,488
HP Inc.	131,405	2,895
Accenture plc Class A	18,311	2,852
Western Digital Corp.	23,880	1,994
Hewlett Packard Enterprise Co.	125,752	1,916
Seagate Technology plc	22,857	1,288
Fidelity National Information Services Inc.	10,100	1,032
DXC Technology Co.	10,989	1,012
CA Inc.	25,095	897
* Autodesk Inc.	6,894	890
Juniper Networks Inc.	27,595	735
TE Connectivity Ltd.	7,893	735
* Akamai Technologies Inc.	8,190	617
* Advanced Micro Devices Inc.	43,656	599
Paychex Inc.	8,984	589
Symantec Corp.	27,383	569
Xilinx Inc.	7,982	544
* Citrix Systems Inc.	4,571	483
Xerox Corp.	17,184	467
Western Union Co.	22,460	447
* F5 Networks Inc.	2,087	361
* Take-Two Interactive Software Inc.	3,210	360
Alliance Data Systems Corp.	1,509	318
FLIR Systems Inc.	3,564	192
		59,380
Materials (4.4%)
DowDuPont Inc.	187,795	12,039
LyondellBasell Industries NV Class A	25,965	2,911
Monsanto Co.	16,981	2,164
Freeport-McMoRan Inc.	108,061	1,826
Air Products & Chemicals Inc.	11,245	1,815
International Paper Co.	33,142	1,773
Praxair Inc.	11,061	1,728
Newmont Mining Corp.	42,814	1,667
Nucor Corp.	25,513	1,638

Ecolab Inc.	11,267	1,607
WestRock Co.	20,475	1,206
Eastman Chemical Co.	11,473	1,197
PPG Industries Inc.	10,619	1,072
Ball Corp.	28,098	1,038
Mosaic Co.	28,137	773
Vulcan Materials Co.	5,211	666
Martin Marietta Materials Inc.	2,875	641
CF Industries Holdings Inc.	10,681	439
Sealed Air Corp.	8,319	362
Albemarle Corp.	3,646	341
Packaging Corp. of America	2,646	311
International Flavors & Fragrances Inc.	2,469	302
		37,516
Real Estate (2.9%)
Weyerhaeuser Co.	60,611	2,263
Simon Property Group Inc.	12,736	2,041
Equity Residential	29,548	1,891
Welltower Inc.	29,722	1,714
Ventas Inc.	28,585	1,562
Host Hotels & Resorts Inc.	58,915	1,274
Realty Income Corp.	22,809	1,216
Public Storage	5,291	1,121
Crown Castle International Corp.	10,650	1,109
AvalonBay Communities Inc.	6,206	1,027
HCP Inc.	37,674	903
Mid-America Apartment Communities Inc.	9,119	853
Boston Properties Inc.	6,938	845
Duke Realty Corp.	28,654	806
Digital Realty Trust Inc.	6,595	709
SL Green Realty Corp.	7,249	707
Regency Centers Corp.	11,928	693
GGP Inc.	30,935	627
Essex Property Trust Inc.	2,545	608
Kimco Realty Corp.	34,172	528
Macerich Co.	8,712	485
Alexandria Real Estate Equities Inc.	3,734	466
Iron Mountain Inc.	12,410	413
Federal Realty Investment Trust	3,111	370
Vornado Realty Trust	4,850	338
Apartment Investment & Management Co.	7,063	288
UDR Inc.	7,310	267
		25,124
Telecommunication Services (3.9%)
AT&T Inc.	492,765	15,926
Verizon Communications Inc.	331,289	15,793
CenturyLink Inc.	78,069	1,422
		33,141
Utilities (5.2%)
Duke Energy Corp.	56,186	4,335
Southern Co.	80,910	3,633
Exelon Corp.	77,447	3,205
NextEra Energy Inc.	18,499	3,067
American Electric Power Co. Inc.	39,486	2,683
Sempra Energy	20,491	2,183
Public Service Enterprise Group Inc.	40,510	2,146

	Dominion Energy Inc.			32,419	2,081
	Consolidated Edison Inc.			24,911	1,911
	Xcel Energy Inc.			40,772	1,856
	PG&E Corp.			41,328	1,791
	Edison International			26,147	1,625
	PPL Corp.			55,697	1,522
	DTE Energy Co.			14,397	1,475
	Eversource Energy			25,430	1,452
	Entergy Corp.			14,506	1,174
	Ameren Corp.			19,472	1,153
	CMS Energy Corp.			22,665	1,045
	WEC Energy Group Inc.			14,688	928
	CenterPoint Energy Inc.			34,590	904
	Alliant Energy Corp.			18,572	769
	FirstEnergy Corp.			21,174	729
	Pinnacle West Capital Corp.			8,976	715
	NiSource Inc.			27,088	685
	AES Corp.			53,026	676
	American Water Works Co. Inc.			6,453	536
	SCANA Corp.			11,435	415
	NRG Energy Inc.			11,129	381
					45,075
Total Common Stocks (Cost $795,388)					854,461
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		1.961%		20,148	2,015

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.475%	6/21/18	200	200
4	United States Treasury Bill	1.941%	9/27/18	100	99
					299
Total Temporary Cash Investments (Cost $2,314)					2,314
Total Investments (99.9%) (Cost $797,702)					856,775
Other Assets and Liabilities-Net (0.1%)2					1,149
Net Assets (100%)					857,924

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Includes $82,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $249,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	24	3,247	(46)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	854,461	—	—
Temporary Cash Investments	2,015	299	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	856,453	299	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.

S&P 500 Value Index Fund

The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $797,702,000. Net unrealized appreciation of investment securities for tax purposes was $59,073,000, consisting of unrealized gains of $96,025,000 on securities that had risen in value since their purchase and $36,952,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)1
Consumer Discretionary (16.1%)
*	Amazon.com Inc.	66,950	109,103
	Home Depot Inc.	194,565	36,296
*	Netflix Inc.	72,300	25,421
	McDonald's Corp.	132,821	21,253
*	Booking Holdings Inc.	8,123	17,131
	Comcast Corp. Class A	386,134	12,040
	Walt Disney Co.	117,753	11,713
	NIKE Inc. Class B	144,885	10,403
	Lowe's Cos. Inc.	94,032	8,934
	Starbucks Corp.	149,852	8,492
*	Charter Communications Inc. Class A	30,996	8,091
	Marriott International Inc./MD Class A	50,026	6,771
	Aptiv plc	44,294	4,319
	TJX Cos. Inc.	47,407	4,282
	Ross Stores Inc.	42,024	3,315
*	Dollar Tree Inc.	39,504	3,263
	Wynn Resorts Ltd.	14,099	2,763
	VF Corp.	34,014	2,760
	DR Horton Inc.	56,995	2,406
	Yum! Brands Inc.	24,932	2,028
*	O'Reilly Automotive Inc.	7,526	2,028
	Royal Caribbean Cruises Ltd.	18,803	1,974
	Carnival Corp.	30,438	1,896
	Dollar General Corp.	20,629	1,805
*	Norwegian Cruise Line Holdings Ltd.	34,352	1,798
*	Ulta Beauty Inc.	6,664	1,645
	Hilton Worldwide Holdings Inc.	18,868	1,523
	Expedia Group Inc.	12,026	1,455
*	Michael Kors Holdings Ltd.	25,343	1,454
*	Mohawk Industries Inc.	6,851	1,398
	Lennar Corp. Class A	26,802	1,387
	PulteGroup Inc.	43,909	1,328
	CBS Corp. Class B	25,878	1,303
*	AutoZone Inc.	1,948	1,265
	MGM Resorts International	37,371	1,175
	Darden Restaurants Inc.	12,351	1,080
	BorgWarner Inc.	22,095	1,078
*	CarMax Inc.	15,066	1,038
*	LKQ Corp.	29,921	951
	Tiffany & Co.	7,136	933
	Hasbro Inc.	10,168	882
	Tapestry Inc.	18,516	809
*	Chipotle Mexican Grill Inc. Class A	1,599	688
	Tractor Supply Co.	8,547	635
	H&R Block Inc.	22,290	612
	Garmin Ltd.	9,214	554
	Hanesbrands Inc.	25,205	459
*	TripAdvisor Inc.	6,692	349
	Mattel Inc.	15,469	240

Wyndham Worldwide Corp.	58	6
Lennar Corp. Class B	47	2
		334,534
Consumer Staples (4.3%)
Coca-Cola Co.	287,861	12,378
PepsiCo Inc.	116,106	11,640
Procter & Gamble Co.	155,413	11,372
Philip Morris International Inc.	129,387	10,291
Altria Group Inc.	177,324	9,884
Constellation Brands Inc. Class A	28,552	6,369
Estee Lauder Cos. Inc. Class A	37,417	5,592
Colgate-Palmolive Co.	68,545	4,325
* Monster Beverage Corp.	68,889	3,524
Kimberly-Clark Corp.	25,708	2,593
Dr Pepper Snapple Group Inc.	14,372	1,715
Brown-Forman Corp. Class B	29,193	1,651
Clorox Co.	12,293	1,485
General Mills Inc.	33,184	1,403
Hershey Co.	12,672	1,141
Church & Dwight Co. Inc.	21,543	1,011
McCormick & Co. Inc./MD	9,883	998
Kellogg Co.	14,924	961
		88,333
Energy (0.3%)
EOG Resources Inc.	33,745	3,976
Hess Corp.	13,828	835
Cabot Oil & Gas Corp.	35,314	807
Cimarex Energy Co.	5,085	472
		6,090
Financials (5.6%)
Bank of America Corp.	765,137	22,220
Charles Schwab Corp.	199,665	11,105
S&P Global Inc.	42,302	8,355
American Express Co.	72,024	7,080
Intercontinental Exchange Inc.	97,017	6,877
BlackRock Inc.	12,161	6,497
CME Group Inc.	37,999	6,190
Progressive Corp.	97,018	6,024
T. Rowe Price Group Inc.	40,757	4,949
Moody's Corp.	27,704	4,725
Marsh & McLennan Cos. Inc.	48,211	3,875
Aon plc	24,205	3,385
* E*TRADE Financial Corp.	44,374	2,811
* SVB Financial Group	8,808	2,749
Allstate Corp.	27,759	2,595
MSCI Inc. Class A	14,982	2,436
Ameriprise Financial Inc.	16,827	2,333
Northern Trust Corp.	19,144	1,963
Cboe Global Markets Inc.	18,778	1,832
Willis Towers Watson plc	9,244	1,397
Comerica Inc.	14,686	1,385
Principal Financial Group Inc.	20,643	1,152
Arthur J Gallagher & Co.	15,415	1,022
Raymond James Financial Inc.	10,362	1,000
Nasdaq Inc.	9,320	856
Affiliated Managers Group Inc.	4,084	650

Torchmark Corp.	7,424	630
		116,093
Health Care (16.6%)
UnitedHealth Group Inc.	161,226	38,938
Johnson & Johnson	241,387	28,875
^ AbbVie Inc.	265,600	26,278
Abbott Laboratories	290,011	17,844
Pfizer Inc.	456,246	16,393
Amgen Inc.	65,710	11,803
Thermo Fisher Scientific Inc.	48,201	10,039
Merck & Co. Inc.	166,212	9,895
* Celgene Corp.	125,322	9,860
Becton Dickinson and Co.	44,359	9,830
Gilead Sciences Inc.	141,868	9,562
Stryker Corp.	53,681	9,342
Bristol-Myers Squibb Co.	171,366	9,017
* Intuitive Surgical Inc.	18,712	8,601
Medtronic plc	97,099	8,382
Eli Lilly & Co.	97,988	8,333
* Biogen Inc.	24,324	7,150
* Boston Scientific Corp.	229,081	6,962
Cigna Corp.	40,465	6,854
Zoetis Inc.	81,191	6,796
* Illumina Inc.	24,491	6,672
* Vertex Pharmaceuticals Inc.	42,301	6,514
Anthem Inc.	22,585	5,001
* Edwards Lifesciences Corp.	34,993	4,805
Aetna Inc.	27,238	4,797
* Align Technology Inc.	12,015	3,988
* Regeneron Pharmaceuticals Inc.	12,871	3,865
* Centene Corp.	32,928	3,858
Agilent Technologies Inc.	53,768	3,329
Baxter International Inc.	46,365	3,285
* Cerner Corp.	52,646	3,142
* IDEXX Laboratories Inc.	14,521	3,023
* ABIOMED Inc.	7,000	2,668
HCA Healthcare Inc.	25,182	2,597
* Waters Corp.	13,126	2,528
ResMed Inc.	23,815	2,448
* Mettler-Toledo International Inc.	4,240	2,335
* Alexion Pharmaceuticals Inc.	19,208	2,231
* Nektar Therapeutics Class A	26,510	2,128
Zimmer Biomet Holdings Inc.	18,951	2,113
* Incyte Corp.	29,269	1,998
Cooper Cos. Inc.	8,164	1,848
* Laboratory Corp. of America Holdings	9,844	1,778
* Hologic Inc.	46,073	1,746
* IQVIA Holdings Inc.	14,089	1,394
* Varian Medical Systems Inc.	8,060	950
PerkinElmer Inc.	11,414	848
Perrigo Co. plc	7,858	575
		343,218
Industrials (9.9%)
Boeing Co.	92,169	32,458
3M Co.	99,219	19,569
Honeywell International Inc.	73,923	10,934

Union Pacific Corp.	68,200	9,736
CSX Corp.	147,829	9,557
Lockheed Martin Corp.	25,663	8,072
Caterpillar Inc.	51,777	7,865
Illinois Tool Works Inc.	51,215	7,360
United Parcel Service Inc. Class B	56,191	6,525
Northrop Grumman Corp.	19,726	6,455
Raytheon Co.	29,326	6,144
FedEx Corp.	23,404	5,830
Waste Management Inc.	66,476	5,498
Roper Technologies Inc.	17,131	4,725
General Dynamics Corp.	23,003	4,640
Deere & Co.	29,669	4,436
Rockwell Collins Inc.	27,315	3,756
Norfolk Southern Corp.	21,303	3,231
Southwest Airlines Co.	60,381	3,084
Emerson Electric Co.	43,364	3,072
AMETEK Inc.	38,546	2,815
TransDigm Group Inc.	8,085	2,701
Cintas Corp.	14,369	2,619
Rockwell Automation Inc.	14,692	2,577
Fortive Corp.	33,677	2,448
Stanley Black & Decker Inc.	16,867	2,349
* United Rentals Inc.	14,083	2,247
Parker-Hannifin Corp.	12,416	2,122
Harris Corp.	12,463	1,875
* Verisk Analytics Inc. Class A	16,540	1,757
American Airlines Group Inc.	37,890	1,650
Ingersoll-Rand plc	17,487	1,531
AO Smith Corp.	24,240	1,529
Xylem Inc./NY	20,677	1,456
Fastenal Co.	26,836	1,428
Fortune Brands Home & Security Inc.	25,316	1,422
Equifax Inc.	11,806	1,345
Masco Corp.	34,466	1,285
Expeditors International of Washington Inc.	16,176	1,205
Republic Services Inc. Class A	17,258	1,164
Huntington Ingalls Industries Inc.	5,146	1,138
Dover Corp.	14,405	1,112
JB Hunt Transport Services Inc.	8,127	1,041
Kansas City Southern	8,068	864
Allegion plc	10,307	788
Robert Half International Inc.	12,213	778
		206,193
Information Technology (41.4%)
Apple Inc.	845,406	157,981
Microsoft Corp.	1,282,900	126,802
* Facebook Inc. Class A	399,194	76,557
* Alphabet Inc. Class A	49,731	54,704
Visa Inc. Class A	300,360	39,263
* Alphabet Inc. Class C	35,710	38,745
Mastercard Inc. Class A	153,819	29,244
NVIDIA Corp.	100,802	25,421
Intel Corp.	444,464	24,534
* Adobe Systems Inc.	81,903	20,417
Texas Instruments Inc.	163,913	18,344
* Broadcom Inc.	68,393	17,240

Cisco Systems Inc.	369,230	15,770
* PayPal Holdings Inc.	187,965	15,426
* salesforce.com Inc.	115,334	14,916
Oracle Corp.	256,783	11,997
* Micron Technology Inc.	192,662	11,095
Accenture plc Class A	64,731	10,081
Automatic Data Processing Inc.	73,856	9,603
Activision Blizzard Inc.	126,399	8,963
Applied Materials Inc.	175,063	8,890
Intuit Inc.	40,535	8,172
Cognizant Technology Solutions Corp. Class A	97,969	7,382
* Electronic Arts Inc.	51,106	6,690
Analog Devices Inc.	61,614	5,988
* eBay Inc.	156,825	5,915
Lam Research Corp.	27,153	5,381
QUALCOMM Inc.	86,329	5,017
* Fiserv Inc.	68,849	4,998
* Red Hat Inc.	29,493	4,790
Amphenol Corp. Class A	50,898	4,425
Corning Inc.	144,795	3,934
TE Connectivity Ltd.	42,130	3,922
Microchip Technology Inc.	39,048	3,803
Fidelity National Information Services Inc.	34,209	3,497
NetApp Inc.	44,640	3,050
Skyworks Solutions Inc.	30,402	2,998
KLA-Tencor Corp.	26,096	2,955
Global Payments Inc.	26,519	2,948
Motorola Solutions Inc.	26,990	2,897
* Autodesk Inc.	22,383	2,890
Total System Services Inc.	27,551	2,347
DXC Technology Co.	24,714	2,276
* ANSYS Inc.	13,978	2,276
Paychex Inc.	34,621	2,270
* Synopsys Inc.	24,784	2,183
* VeriSign Inc.	16,022	2,090
* Gartner Inc.	15,138	2,009
* Cadence Design Systems Inc.	47,139	2,001
Xilinx Inc.	25,903	1,764
* Qorvo Inc.	21,075	1,691
* IPG Photonics Corp.	6,304	1,521
* Take-Two Interactive Software Inc.	12,391	1,389
* Citrix Systems Inc.	12,066	1,274
* F5 Networks Inc.	5,981	1,035
Alliance Data Systems Corp.	4,908	1,035
Symantec Corp.	46,479	966
* Akamai Technologies Inc.	11,332	854
FLIR Systems Inc.	15,742	849
* Advanced Micro Devices Inc.	46,663	641
Western Union Co.	29,864	594
		858,710
Materials (1.5%)
Sherwin-Williams Co.	13,779	5,226
Monsanto Co.	38,189	4,867
Praxair Inc.	24,880	3,888
Ecolab Inc.	19,924	2,841
Air Products & Chemicals Inc.	13,131	2,119
PPG Industries Inc.	20,354	2,054

FMC Corp.	22,378	1,949
Avery Dennison Corp.	14,652	1,539
Vulcan Materials Co.	11,262	1,439
Packaging Corp. of America	10,218	1,201
Albemarle Corp.	10,875	1,016
Martin Marietta Materials Inc.	4,500	1,003
International Flavors & Fragrances Inc.	8,021	980
CF Industries Holdings Inc.	16,707	687
Sealed Air Corp.	10,600	462
31,271
Real Estate (2.6%)
American Tower Corp.	73,453	10,164
Prologis Inc.	88,815	5,715
Equinix Inc.	13,198	5,238
Crown Castle International Corp.	46,985	4,894
Simon Property Group Inc.	25,446	4,077
*	SBA Communications Corp. Class A	19,410	3,068
Public Storage	13,983	2,962
*	CBRE Group Inc. Class A	50,344	2,325
Digital Realty Trust Inc.	20,536	2,207
Extra Space Storage Inc.	21,000	2,021
AvalonBay Communities Inc.	10,125	1,676
Boston Properties Inc.	11,316	1,378
Essex Property Trust Inc.	5,721	1,368
Vornado Realty Trust	18,724	1,305
Alexandria Real Estate Equities Inc.	9,108	1,138
UDR Inc.	29,489	1,076
GGP Inc.	41,041	832
Iron Mountain Inc.	21,100	702
Federal Realty Investment Trust	5,731	681
Apartment Investment & Management Co.	11,531	471
53,298
Utilities (0.7%)
NextEra Energy Inc.	39,968	6,627
Dominion Energy Inc.	41,247	2,648
WEC Energy Group Inc.	22,092	1,395
American Water Works Co. Inc.	16,364	1,361
FirstEnergy Corp.	30,540	1,051
NRG Energy Inc.	27,152	929
14,011
Total Common Stocks (Cost $1,506,636)	2,051,751
Coupon
Temporary Cash Investments (1.1%)1
Money Market Fund (1.1%)
2,3 Vanguard Market Liquidity Fund	1.961%	230,155	23,018

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.475% - 1.509%	6/21/18	600	599
Total Temporary Cash Investments (Cost $23,615)	23,617

Total Investments (100.1%) (Cost $1,530,251)	2,075,368
Other Assets and Liabilities-Net (-0.1%)2	(2,329)
Net Assets (100%)	2,073,039

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,769,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Includes $4,037,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	29	3,923	(85)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Alphabet Inc. Class C	8/6/2018	GSI	16,188	(2.139%)	73

GSI—Goldman Sachs International.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

S&P 500 Growth Index Fund

fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,051,751	—	—
Temporary Cash Investments	23,018	599	—
Futures Contracts—Liabilities[1]	(28)	—	—
Swap Contracts—Assets	—	73	—
Total	2,074,741	672	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity

S&P 500 Growth Index Fund

swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At May 31, 2018, the cost of investment securities for tax purposes was $1,530,251,000. Net unrealized appreciation of investment securities for tax purposes was $545,117,000, consisting of unrealized gains of $570,155,000 on securities that had risen in value since their purchase and $25,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.5%)
	Domino's Pizza Inc.	53,544	13,465
	Wyndham Worldwide Corp.	121,600	13,186
*	NVR Inc.	4,192	12,536
	Service Corp. International	226,880	8,324
	Gentex Corp.	336,063	8,076
	Polaris Industries Inc.	71,889	8,044
	Pool Corp.	49,448	7,067
*	Live Nation Entertainment Inc.	165,573	7,058
	Toll Brothers Inc.	174,979	6,910
	Brunswick Corp.	107,118	6,813
	Dunkin' Brands Group Inc.	100,607	6,442
	Carter's Inc.	57,877	6,309
	Six Flags Entertainment Corp.	96,085	6,199
	Thor Industries Inc.	59,938	5,550
	Delphi Technologies plc	108,199	5,421
	Williams-Sonoma Inc.	94,548	5,235
	Texas Roadhouse Inc. Class A	80,204	4,970
*	Skechers U.S.A. Inc. Class A	165,768	4,817
*	Five Below Inc.	67,489	4,772
	Cracker Barrel Old Country Store Inc.	29,323	4,595
	American Eagle Outfitters Inc.	205,509	4,562
	ILG Inc.	129,653	4,439
*	Deckers Outdoor Corp.	38,929	4,405
	Cinemark Holdings Inc.	130,087	4,393
	Churchill Downs Inc.	13,944	4,175
*	Urban Outfitters Inc.	98,392	4,087
	Dana Inc.	178,348	3,977
*	Scientific Games Corp.	65,075	3,859
	Boyd Gaming Corp.	100,859	3,808
	Cable One Inc.	5,763	3,742
	Dick's Sporting Goods Inc.	101,417	3,712
	John Wiley & Sons Inc. Class A	54,520	3,697
	New York Times Co. Class A	156,821	3,568
	Wendy's Co.	220,001	3,544
*	Adtalem Global Education Inc.	73,809	3,524
*	AutoNation Inc.	73,373	3,350
	Graham Holdings Co. Class B	5,674	3,296
*	AMC Networks Inc. Class A	56,118	3,208
	Signet Jewelers Ltd.	74,286	3,194
*	TRI Pointe Group Inc.	184,258	3,180
	Bed Bath & Beyond Inc.	174,276	3,165
	Aaron's Inc.	75,477	3,003
*	Helen of Troy Ltd.	33,145	2,976
	Jack in the Box Inc.	36,203	2,921
	TEGNA Inc.	264,669	2,745
	KB Home	103,370	2,723
	Cheesecake Factory Inc.	52,217	2,705
	Tupperware Brands Corp.	62,526	2,636
*,^ Tempur Sealy International Inc.		56,539	2,608

*	Murphy USA Inc.	38,492	2,570
*	Sotheby's	45,751	2,508
*	Michaels Cos. Inc.	135,662	2,491
	Meredith Corp.	48,520	2,443
	Brinker International Inc.	53,762	2,351
*	Sally Beauty Holdings Inc.	153,875	2,330
	Big Lots Inc.	51,693	2,115
^	Dillard's Inc. Class A	25,269	2,058
	GameStop Corp. Class A	123,903	1,636
	Cooper Tire & Rubber Co.	62,441	1,605
	Papa John's International Inc.	30,109	1,546
	Office Depot Inc.	629,852	1,487
	International Speedway Corp. Class A	29,790	1,242
			273,373
Consumer Staples (3.3%)
	Lamb Weston Holdings Inc.	179,027	11,413
	Ingredion Inc.	88,452	9,853
*	Post Holdings Inc.	80,219	6,167
	Nu Skin Enterprises Inc. Class A	68,108	5,577
	Flowers Foods Inc.	226,325	4,594
	Energizer Holdings Inc.	73,238	4,449
	Casey's General Stores Inc.	45,828	4,436
*	TreeHouse Foods Inc.	69,429	3,326
*	Sprouts Farmers Market Inc.	151,953	3,297
*	Hain Celestial Group Inc.	127,630	3,257
	Lancaster Colony Corp.	23,940	3,019
*	Edgewell Personal Care Co.	66,375	2,902
*	United Natural Foods Inc.	61,934	2,823
*	Boston Beer Co. Inc. Class A	10,811	2,744
	Sanderson Farms Inc.	24,578	2,406
^	Tootsie Roll Industries Inc.	23,473	683
			70,946
Energy (5.7%)
	HollyFrontier Corp.	217,155	16,760
*	WPX Energy Inc.	487,011	8,868
*	Energen Corp.	118,841	8,062
*,^ Transocean Ltd.		534,678	6,764
	Core Laboratories NV	53,900	6,693
	PBF Energy Inc. Class A	135,895	6,412
	Murphy Oil Corp.	198,030	6,089
	Patterson-UTI Energy Inc.	271,606	5,617
*,^ Chesapeake Energy Corp.		1,117,300	4,994
	McDermott International Inc.	219,747	4,775
*	Oasis Petroleum Inc.	325,640	4,243
*	Apergy Corp.	94,704	4,090
	CNX Resources Corp.	247,473	3,999
*	QEP Resources Inc.	295,810	3,576
*	Matador Resources Co.	126,711	3,557
	Ensco plc Class A	534,490	3,474
	SM Energy Co.	126,074	3,303
*	Callon Petroleum Co.	273,280	3,236
	Nabors Industries Ltd.	429,217	3,206
*	Southwestern Energy Co.	627,390	2,968
	Oceaneering International Inc.	119,844	2,856
*	Dril-Quip Inc.	46,892	2,253
*	Rowan Cos. plc Class A	139,228	2,172

*	Gulfport Energy Corp.	191,493	2,128
*	Superior Energy Services Inc.	189,888	2,076
	World Fuel Services Corp.	82,473	1,722
*,^ Diamond Offshore Drilling Inc.		78,994	1,435
			125,328
Financials (16.6%)
	East West Bancorp Inc.	177,017	12,299
	Reinsurance Group of America Inc. Class A	78,969	11,801
	Alleghany Corp.	18,839	10,749
	SEI Investments Co.	160,137	10,214
	MarketAxess Holdings Inc.	45,977	9,823
	FactSet Research Systems Inc.	47,725	9,593
	American Financial Group Inc.	84,386	9,272
	WR Berkley Corp.	117,791	9,008
*	Signature Bank	65,850	8,395
	PacWest Bancorp	154,245	8,184
	Cullen/Frost Bankers Inc.	70,963	8,106
	Eaton Vance Corp.	146,979	7,908
	Synovus Financial Corp.	145,365	7,866
	Brown & Brown Inc.	280,227	7,785
	Commerce Bancshares Inc.	114,857	7,418
	First Horizon National Corp.	400,001	7,416
	Webster Financial Corp.	112,723	7,226
	Bank of the Ozarks	148,895	7,079
	First American Financial Corp.	135,602	7,062
	New York Community Bancorp Inc.	599,696	6,951
	Janus Henderson Group plc	220,774	6,820
	Sterling Bancorp	274,844	6,747
	Old Republic International Corp.	306,786	6,436
	Interactive Brokers Group Inc.	87,419	6,362
	Umpqua Holdings Corp.	269,466	6,343
	Wintrust Financial Corp.	68,732	6,331
	Hanover Insurance Group Inc.	51,979	6,302
	Prosperity Bancshares Inc.	85,399	6,185
	Pinnacle Financial Partners Inc.	90,424	6,063
*	SLM Corp.	530,046	6,058
	RenaissanceRe Holdings Ltd.	48,981	6,013
*	Texas Capital Bancshares Inc.	60,689	5,847
	Associated Banc-Corp	208,390	5,752
	TCF Financial Corp.	209,930	5,523
	Primerica Inc.	54,019	5,313
	Evercore Inc. Class A	50,620	5,285
	FNB Corp.	396,992	5,260
	Hancock Whitney Corp.	104,623	5,257
	Stifel Financial Corp.	88,197	5,186
	MB Financial Inc.	102,509	5,063
	Chemical Financial Corp.	87,569	4,914
	United Bankshares Inc.	128,230	4,674
	Kemper Corp.	60,043	4,650
	Home BancShares Inc.	194,145	4,469
	Bank of Hawaii Corp.	51,886	4,407
	UMB Financial Corp.	54,045	4,164
	Valley National Bancorp	324,235	4,121
	CNO Financial Group Inc.	204,709	4,098
	Cathay General Bancorp	93,323	3,937
	Legg Mason Inc.	103,106	3,843
	Fulton Financial Corp.	214,788	3,748

	Washington Federal Inc.	105,845	3,435
	BancorpSouth Bank	102,494	3,434
	Aspen Insurance Holdings Ltd.	72,945	3,166
	International Bancshares Corp.	66,490	2,872
	Federated Investors Inc. Class B	116,658	2,831
	Trustmark Corp.	83,240	2,678
*,^ LendingTree Inc.		9,426	2,440
	Mercury General Corp.	44,893	2,115
*	Genworth Financial Inc. Class A	612,198	2,106
			364,403
Health Care (7.8%)
	Teleflex Inc.	55,163	14,737
*	WellCare Health Plans Inc.	54,500	12,081
	STERIS plc	103,936	10,793
	West Pharmaceutical Services Inc.	90,566	8,423
	Encompass Health Corp.	120,093	7,776
	Hill-Rom Holdings Inc.	81,008	7,453
*	Bio-Rad Laboratories Inc. Class A	24,730	7,101
	Bio-Techne Corp.	45,868	6,895
*	Catalent Inc.	163,106	6,403
*	Charles River Laboratories International Inc.	57,997	6,236
*	Masimo Corp.	58,031	5,748
*	United Therapeutics Corp.	52,841	5,632
*	Medidata Solutions Inc.	72,408	5,587
*	ICU Medical Inc.	18,543	5,397
*	MEDNAX Inc.	114,627	5,256
*	PRA Health Sciences Inc.	60,875	5,168
*	LivaNova plc	53,367	5,019
*	Globus Medical Inc.	89,038	4,946
*	Molina Healthcare Inc.	56,439	4,793
	Cantel Medical Corp.	43,399	4,734
*	Acadia Healthcare Co. Inc.	100,431	4,036
*	Tenet Healthcare Corp.	98,880	3,503
*	NuVasive Inc.	62,966	3,228
*	Halyard Health Inc.	57,421	3,152
*	Syneos Health Inc.	69,183	2,975
*	Allscripts Healthcare Solutions Inc.	222,084	2,809
*	LifePoint Health Inc.	47,920	2,533
*	Prestige Brands Holdings Inc.	65,052	2,175
	Patterson Cos. Inc.	100,314	2,098
*,^ Mallinckrodt plc		106,109	1,788
*	Akorn Inc.	115,442	1,613
*	Endo International plc	246,378	1,550
			171,638
Industrials (15.2%)
*	Copart Inc.	247,262	13,557
	Old Dominion Freight Line Inc.	83,682	13,051
	IDEX Corp.	93,852	13,015
	Wabtec Corp.	104,603	10,200
	Orbital ATK Inc.	70,715	9,456
	Graco Inc.	207,231	9,408
	Lennox International Inc.	46,115	9,376
*	Teledyne Technologies Inc.	43,779	8,820
	Carlisle Cos. Inc.	75,750	8,135
	Nordson Corp.	62,553	7,859
	Toro Co.	131,319	7,617

Donaldson Co. Inc.	159,140	7,511
* JetBlue Airways Corp.	394,069	7,444
ManpowerGroup Inc.	81,145	7,303
Watsco Inc.	39,193	7,212
Hubbell Inc. Class B	66,957	7,211
Curtiss-Wright Corp.	54,032	6,876
Lincoln Electric Holdings Inc.	75,539	6,768
Oshkosh Corp.	91,378	6,648
* AECOM	194,660	6,424
Knight-Swift Transportation Holdings Inc.	157,056	6,389
Trinity Industries Inc.	184,400	6,360
* Kirby Corp.	65,979	5,984
* Genesee & Wyoming Inc. Class A	75,741	5,916
Rollins Inc.	117,481	5,847
Landstar System Inc.	51,324	5,820
Dun & Bradstreet Corp.	45,422	5,578
ITT Inc.	108,060	5,578
* nVent Electric plc	203,448	5,509
EMCOR Group Inc.	71,658	5,441
Crane Co.	61,939	5,148
AGCO Corp.	80,648	5,129
Woodward Inc.	67,339	5,102
MSC Industrial Direct Co. Inc. Class A	55,065	5,057
Brink's Co.	61,724	4,892
* KLX Inc.	61,822	4,564
Ryder System Inc.	65,106	4,367
Regal Beloit Corp.	54,067	4,296
EnerSys	51,501	4,115
Valmont Industries Inc.	27,879	4,075
Timken Co.	84,206	3,983
Deluxe Corp.	58,803	3,913
MSA Safety Inc.	41,702	3,878
Kennametal Inc.	99,975	3,722
* Dycom Industries Inc.	38,029	3,543
Terex Corp.	89,261	3,533
* Avis Budget Group Inc.	87,385	3,407
GATX Corp.	46,312	3,330
* Clean Harbors Inc.	62,671	3,322
Healthcare Services Group Inc.	90,273	3,263
KBR Inc.	172,027	3,169
Granite Construction Inc.	48,954	2,784
Herman Miller Inc.	73,071	2,393
* Esterline Technologies Corp.	32,171	2,347
Werner Enterprises Inc.	55,158	2,162
Pitney Bowes Inc.	229,334	2,041
HNI Corp.	53,149	1,972
* NOW Inc.	131,610	1,850
		333,670
Information Technology (16.5%)
Broadridge Financial Solutions Inc.	142,940	16,502
* Keysight Technologies Inc.	232,679	13,668
* PTC Inc.	142,381	12,279
Jack Henry & Associates Inc.	94,639	11,836
* Fortinet Inc.	176,745	10,813
Leidos Holdings Inc.	174,328	10,470
* Trimble Inc.	303,865	10,046
* Tyler Technologies Inc.	43,230	10,013

*	Zebra Technologies Corp.	65,138	9,999
	CDK Global Inc.	154,787	9,961
	Cognex Corp.	212,428	9,710
*	Ultimate Software Group Inc.	35,611	9,335
	Teradyne Inc.	239,607	9,084
*	WEX Inc.	49,055	8,624
*	Arrow Electronics Inc.	107,548	7,971
	MKS Instruments Inc.	66,711	7,485
	Cypress Semiconductor Corp.	434,404	7,150
	LogMeIn Inc.	64,164	6,923
*	Fair Isaac Corp.	36,786	6,770
	Sabre Corp.	275,481	6,752
*	First Solar Inc.	99,773	6,746
	Littelfuse Inc.	30,392	6,597
	Monolithic Power Systems Inc.	47,371	6,244
	Jabil Inc.	214,336	6,061
*	Teradata Corp.	149,195	5,948
	Blackbaud Inc.	58,788	5,730
*	Cree Inc.	120,468	5,616
	Avnet Inc.	146,630	5,590
*	Silicon Laboratories Inc.	52,140	5,506
	National Instruments Corp.	131,553	5,475
*	Integrated Device Technology Inc.	162,348	5,396
*	ARRIS International plc	212,849	5,381
	Versum Materials Inc.	133,747	5,346
*	CoreLogic Inc.	99,482	5,216
*	Coherent Inc.	30,312	5,064
	j2 Global Inc.	59,947	5,062
	MAXIMUS Inc.	79,726	4,855
	Science Applications International Corp.	52,486	4,642
*	Lumentum Holdings Inc.	76,572	4,499
*	NCR Corp.	145,383	4,376
*,^ ViaSat Inc.		67,266	4,212
*	Ciena Corp.	177,196	4,084
	SYNNEX Corp.	35,709	3,814
*	Tech Data Corp.	42,627	3,700
*	Manhattan Associates Inc.	83,479	3,633
*	CommVault Systems Inc.	51,354	3,510
*	ACI Worldwide Inc.	142,457	3,440
	Vishay Intertechnology Inc.	162,174	3,438
	InterDigital Inc.	42,558	3,356
*	VeriFone Systems Inc.	135,615	3,084
	Plantronics Inc.	40,521	2,952
*	Cirrus Logic Inc.	77,846	2,918
*	NetScout Systems Inc.	107,073	2,891
*	Acxiom Corp.	97,330	2,851
	Belden Inc.	51,529	2,847
	Convergys Corp.	112,588	2,662
*	Cars.com Inc.	87,730	2,253
*	Synaptics Inc.	42,334	1,780
			362,166
Materials (7.1%)
	Steel Dynamics Inc.	288,926	14,282
	Chemours Co.	226,658	11,104
	Reliance Steel & Aluminum Co.	89,032	8,331
	RPM International Inc.	163,486	8,093
	United States Steel Corp.	215,290	7,938

Royal Gold Inc.	80,127	7,184
AptarGroup Inc.	76,034	7,019
Olin Corp.	204,429	6,609
Eagle Materials Inc.	59,424	6,440
Sonoco Products Co.	121,661	6,221
Ashland Global Holdings Inc.	76,358	5,935
Louisiana-Pacific Corp.	176,913	5,162
Valvoline Inc.	245,612	5,020
Bemis Co. Inc.	111,742	4,727
Cabot Corp.	75,789	4,566
* Allegheny Technologies Inc.	153,457	4,377
NewMarket Corp.	11,271	4,331
Scotts Miracle-Gro Co.	48,854	4,159
PolyOne Corp.	98,676	4,136
* Owens-Illinois Inc.	200,390	3,727
Domtar Corp.	77,003	3,702
Sensient Technologies Corp.	52,849	3,554
Carpenter Technology Corp.	57,613	3,453
Commercial Metals Co.	143,312	3,388
Minerals Technologies Inc.	43,492	3,175
Compass Minerals International Inc.	41,525	2,716
Worthington Industries Inc.	53,748	2,577
Silgan Holdings Inc.	90,669	2,468
Greif Inc. Class A	31,692	1,848
		156,242
Real Estate (9.1%)
Camden Property Trust	113,335	9,973
Kilroy Realty Corp.	120,765	9,196
Jones Lang LaSalle Inc.	55,540	9,095
Liberty Property Trust	180,300	7,971
National Retail Properties Inc.	188,168	7,796
Douglas Emmett Inc.	194,888	7,501
DCT Industrial Trust Inc.	115,011	7,491
Omega Healthcare Investors Inc.	242,880	7,444
Lamar Advertising Co. Class A	102,601	7,102
American Campus Communities Inc.	166,857	6,691
CyrusOne Inc.	117,533	6,509
Rayonier Inc.	158,543	6,163
Medical Properties Trust Inc.	447,722	6,076
Highwoods Properties Inc.	126,791	6,064
Hospitality Properties Trust	201,727	5,840
Life Storage Inc.	57,063	5,279
Senior Housing Properties Trust	289,838	5,119
Cousins Properties Inc.	516,115	4,862
EPR Properties	78,871	4,842
First Industrial Realty Trust Inc.	146,725	4,832
LaSalle Hotel Properties	138,103	4,737
Sabra Health Care REIT Inc.	217,639	4,512
CoreSite Realty Corp.	42,049	4,464
Weingarten Realty Investors	146,706	4,301
JBG SMITH Properties	114,679	4,230
Uniti Group Inc.	201,204	4,219
Healthcare Realty Trust Inc.	153,478	4,181
Taubman Centers Inc.	74,790	4,083
GEO Group Inc.	152,285	3,777
PotlatchDeltic Corp.	73,816	3,728
Corporate Office Properties Trust	124,123	3,463

Education Realty Trust Inc.	93,075	3,401
CoreCivic Inc.	145,316	3,127
Urban Edge Properties	129,954	2,842
^	Tanger Factory Outlet Centers Inc.	115,913	2,491
*	Quality Care Properties Inc.	114,973	2,409
Mack-Cali Realty Corp.	110,340	2,181
Alexander & Baldwin Inc.	82,928	1,767
199,759
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.	113,600	2,903

Utilities (5.6%)
Atmos Energy Corp.	136,170	12,148
UGI Corp.	212,183	10,709
Westar Energy Inc. Class A	174,435	9,890
Great Plains Energy Inc.	264,440	8,975
OGE Energy Corp.	244,906	8,577
Aqua America Inc.	217,911	7,562
Vectren Corp.	101,680	7,185
MDU Resources Group Inc.	239,187	6,649
IDACORP Inc.	61,574	5,687
WGL Holdings Inc.	62,867	5,545
National Fuel Gas Co.	100,580	5,295
ONE Gas Inc.	64,176	4,816
ALLETE Inc.	62,474	4,799
New Jersey Resources Corp.	107,353	4,766
Hawaiian Electric Industries Inc.	133,681	4,589
Southwest Gas Holdings Inc.	59,330	4,491
PNM Resources Inc.	97,189	3,883
Black Hills Corp.	65,341	3,800
NorthWestern Corp.	60,584	3,301
122,667
Total Common Stocks (Cost $1,879,332)	2,183,095
Market
Value
Shares	($000)
Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (1.0%)
2,3 Vanguard Market Liquidity Fund	1.961%	226,372	22,640

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.509%	6/21/18	600	599
Total Temporary Cash Investments (Cost $23,236)	23,239
Total Investments (100.6%) (Cost $1,902,568)	2,206,334
Other Assets and Liabilities-Net (-0.6%)3	(13,904)
Net Assets (100%)	2,192,430

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,884,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown in the 7-day yield.
3 Includes $7,280,000 of collateral received for securities on loan.
4 Securities with a value of $510,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2018	51	9,930	147

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

S&P Mid-Cap 400 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,183,095	—	—
Temporary Cash Investments	22,640	599	—
Futures Contracts—Liabilities[1]	(117)	—	—
Total	2,205,618	599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $1,902,568,000. Net unrealized appreciation of investment securities for tax purposes was $303,766,000, consisting of unrealized gains of $406,851,000 on securities that had risen in value since their purchase and $103,085,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (15.9%)
	Domino's Pizza Inc.	49,861	12,539
	Wyndham Worldwide Corp.	112,500	12,199
*	NVR Inc.	3,904	11,675
	Service Corp. International	211,005	7,742
	Polaris Industries Inc.	66,844	7,480
	Pool Corp.	46,079	6,586
*	Live Nation Entertainment Inc.	154,225	6,575
	Toll Brothers Inc.	162,987	6,436
	Dunkin' Brands Group Inc.	93,827	6,008
	Six Flags Entertainment Corp.	89,693	5,787
	Thor Industries Inc.	55,859	5,173
	Delphi Technologies plc	101,003	5,060
	Gentex Corp.	193,969	4,661
*	Skechers U.S.A. Inc. Class A	154,686	4,495
*	Five Below Inc.	62,506	4,420
	Carter's Inc.	37,266	4,062
	Churchill Downs Inc.	12,945	3,876
*	Scientific Games Corp.	60,520	3,589
	Boyd Gaming Corp.	93,688	3,537
	New York Times Co. Class A	145,843	3,318
	Texas Roadhouse Inc. Class A	49,437	3,064
*	TRI Pointe Group Inc.	172,359	2,975
	ILG Inc.	86,717	2,969
	Brunswick Corp.	44,922	2,857
	KB Home	96,246	2,535
	American Eagle Outfitters Inc.	113,472	2,519
	Dana Inc.	105,983	2,363
*	Sotheby's	42,471	2,328
	Cable One Inc.	3,317	2,154
*	Deckers Outdoor Corp.	18,122	2,051
*	AMC Networks Inc. Class A	33,027	1,888
	Jack in the Box Inc.	21,902	1,767
	Cracker Barrel Old Country Store Inc.	10,957	1,717
	Wendy's Co.	104,501	1,683
	John Wiley & Sons Inc. Class A	19,256	1,306
*	Helen of Troy Ltd.	14,449	1,297
	Meredith Corp.	24,861	1,252
	Tupperware Brands Corp.	25,050	1,056
*	Tempur Sealy International Inc.	22,098	1,019
	Papa John's International Inc.	11,176	574
			164,592
Consumer Staples (2.9%)
	Lamb Weston Holdings Inc.	166,610	10,621
	Ingredion Inc.	37,893	4,221
*	Sprouts Farmers Market Inc.	141,172	3,064
	Nu Skin Enterprises Inc. Class A	28,558	2,339
	Flowers Foods Inc.	95,097	1,931

	Energizer Holdings Inc.	29,936	1,818
	Sanderson Farms Inc.	15,581	1,525
	Lancaster Colony Corp.	11,565	1,458
*	Hain Celestial Group Inc.	47,411	1,210
*	Boston Beer Co. Inc. Class A	4,724	1,199
	Tootsie Roll Industries Inc.	10,180	296
			29,682
Energy (0.6%)
	Core Laboratories NV	21,119	2,623
*	Apergy Corp.	49,280	2,128
*	Matador Resources Co.	50,695	1,423
			6,174
Financials (14.9%)
	East West Bancorp Inc.	164,749	11,447
	SEI Investments Co.	148,809	9,491
	MarketAxess Holdings Inc.	42,839	9,153
	FactSet Research Systems Inc.	44,484	8,942
	Eaton Vance Corp.	136,884	7,364
	Synovus Financial Corp.	135,282	7,320
	Bank of the Ozarks	138,408	6,580
	Janus Henderson Group plc	205,605	6,351
	Interactive Brokers Group Inc.	81,462	5,929
*	Texas Capital Bancshares Inc.	56,590	5,452
	Primerica Inc.	50,438	4,961
	Evercore Inc. Class A	47,011	4,908
	Brown & Brown Inc.	166,900	4,636
	Kemper Corp.	55,720	4,316
	Sterling Bancorp	169,027	4,150
	Cullen/Frost Bankers Inc.	34,351	3,924
	Webster Financial Corp.	60,889	3,903
*	SLM Corp.	336,133	3,842
	CNO Financial Group Inc.	190,205	3,808
	First American Financial Corp.	70,684	3,681
	Commerce Bancshares Inc.	55,670	3,595
	Pinnacle Financial Partners Inc.	49,755	3,336
	Wintrust Financial Corp.	35,246	3,247
	RenaissanceRe Holdings Ltd.	23,722	2,912
*	Signature Bank	22,028	2,808
	Federated Investors Inc. Class B	108,227	2,627
	MB Financial Inc.	48,820	2,411
	Cathay General Bancorp	54,731	2,309
*,^	LendingTree Inc.	8,792	2,276
	Hancock Whitney Corp.	42,753	2,148
	Home BancShares Inc.	86,463	1,990
	Bank of Hawaii Corp.	23,167	1,968
	BancorpSouth Bank	44,055	1,476
	Washington Federal Inc.	40,403	1,311
			154,572
Health Care (11.4%)
	Teleflex Inc.	51,344	13,717
	Encompass Health Corp.	111,867	7,243
*	WellCare Health Plans Inc.	31,471	6,976
	Hill-Rom Holdings Inc.	75,422	6,939
*	Bio-Rad Laboratories Inc. Class A	23,039	6,615
	Bio-Techne Corp.	42,707	6,420
	STERIS plc	58,992	6,126

* Catalent Inc.	151,939	5,965
* Charles River Laboratories International Inc.	54,053	5,812
* Masimo Corp.	54,148	5,363
* Medidata Solutions Inc.	67,512	5,209
* ICU Medical Inc.	17,208	5,008
West Pharmaceutical Services Inc.	52,283	4,862
* PRA Health Sciences Inc.	57,055	4,844
* LivaNova plc	49,540	4,659
* Globus Medical Inc.	82,620	4,590
Cantel Medical Corp.	40,501	4,418
* United Therapeutics Corp.	34,004	3,624
* Molina Healthcare Inc.	25,687	2,182
* NuVasive Inc.	35,052	1,797
* Akorn Inc.	107,061	1,496
* Allscripts Healthcare Solutions Inc.	107,170	1,356
* Prestige Brands Holdings Inc.	40,502	1,354
* Tenet Healthcare Corp.	37,795	1,339
* Community Health Systems Inc. Rights	29,782	—
		117,914
Industrials (16.3%)
* Copart Inc.	230,060	12,614
Old Dominion Freight Line Inc.	77,932	12,154
IDEX Corp.	87,230	12,097
Orbital ATK Inc.	65,869	8,808
Graco Inc.	193,138	8,768
Lennox International Inc.	42,854	8,713
* Teledyne Technologies Inc.	40,679	8,195
Nordson Corp.	58,145	7,305
Toro Co.	122,183	7,087
Rollins Inc.	109,462	5,448
Brink's Co.	57,645	4,568
Donaldson Co. Inc.	90,303	4,262
* KLX Inc.	57,396	4,238
Wabtec Corp.	39,963	3,897
Landstar System Inc.	33,034	3,746
Curtiss-Wright Corp.	28,677	3,649
Carlisle Cos. Inc.	33,799	3,630
Hubbell Inc. Class B	33,668	3,626
Lincoln Electric Holdings Inc.	37,985	3,403
* Dycom Industries Inc.	35,556	3,312
Watsco Inc.	17,520	3,224
Healthcare Services Group Inc.	83,999	3,037
Knight-Swift Transportation Holdings Inc.	73,151	2,976
Oshkosh Corp.	40,840	2,971
ITT Inc.	53,155	2,744
Dun & Bradstreet Corp.	21,929	2,693
Woodward Inc.	33,307	2,524
MSA Safety Inc.	25,596	2,380
Herman Miller Inc.	68,022	2,228
MSC Industrial Direct Co. Inc. Class A	23,121	2,123
Crane Co.	25,420	2,113
Timken Co.	40,620	1,921
Deluxe Corp.	26,775	1,782
Valmont Industries Inc.	10,614	1,551
Kennametal Inc.	39,051	1,454
Granite Construction Inc.	24,572	1,397
Terex Corp.	34,955	1,383

	Werner Enterprises Inc.	27,139	1,064
			169,085
Information Technology (23.1%)
	Broadridge Financial Solutions Inc.	132,976	15,352
	Jack Henry & Associates Inc.	88,079	11,015
*	Fortinet Inc.	164,692	10,076
*	Trimble Inc.	282,945	9,354
*	Zebra Technologies Corp.	60,689	9,316
*	Tyler Technologies Inc.	40,175	9,305
	CDK Global Inc.	144,175	9,278
	Cognex Corp.	197,806	9,042
*	Ultimate Software Group Inc.	33,103	8,678
	Teradyne Inc.	222,727	8,444
*	WEX Inc.	45,613	8,019
	MKS Instruments Inc.	62,099	6,968
*	PTC Inc.	78,195	6,744
	LogMeIn Inc.	59,758	6,448
*	Fair Isaac Corp.	34,274	6,307
*	Keysight Technologies Inc.	106,104	6,233
	Littelfuse Inc.	28,298	6,142
	Monolithic Power Systems Inc.	44,172	5,822
	Jabil Inc.	199,721	5,648
	Blackbaud Inc.	54,795	5,341
*	Silicon Laboratories Inc.	48,666	5,139
	National Instruments Corp.	122,621	5,103
*	Integrated Device Technology Inc.	150,807	5,013
	Versum Materials Inc.	124,116	4,961
*	CoreLogic Inc.	92,873	4,869
*	Coherent Inc.	28,287	4,725
	j2 Global Inc.	55,959	4,725
	MAXIMUS Inc.	74,350	4,528
	Cypress Semiconductor Corp.	250,821	4,129
*	Teradata Corp.	87,601	3,493
	InterDigital Inc.	39,470	3,112
*	First Solar Inc.	45,508	3,077
*	Cirrus Logic Inc.	72,216	2,707
	Sabre Corp.	110,412	2,706
*	Cree Inc.	51,445	2,398
*,^	Lumentum Holdings Inc.	35,562	2,089
*	Manhattan Associates Inc.	47,267	2,057
*	CommVault Systems Inc.	24,293	1,660
*	ACI Worldwide Inc.	67,349	1,626
	Vishay Intertechnology Inc.	73,713	1,563
	Plantronics Inc.	20,352	1,483
*,^	ViaSat Inc.	23,092	1,446
*	Acxiom Corp.	39,713	1,163
	Belden Inc.	21,023	1,162
*	Cars.com Inc.	44,043	1,131
			239,597
Materials (4.8%)
	Chemours Co.	211,040	10,339
	Royal Gold Inc.	74,597	6,688
	Eagle Materials Inc.	55,430	6,008
	Louisiana-Pacific Corp.	165,224	4,821
	Olin Corp.	110,454	3,571
	RPM International Inc.	65,502	3,242
	AptarGroup Inc.	34,687	3,202

Valvoline Inc.	136,768	2,796
PolyOne Corp.	58,971	2,472
Scotts Miracle-Gro Co.	24,069	2,049
NewMarket Corp.	4,604	1,769
Sensient Technologies Corp.	22,117	1,488
Silgan Holdings Inc.	35,411	964
49,409
Real Estate (7.8%)
DCT Industrial Trust Inc.	106,803	6,956
Lamar Advertising Co. Class A	95,555	6,614
Jones Lang LaSalle Inc.	32,615	5,341
Kilroy Realty Corp.	67,505	5,141
Camden Property Trust	55,982	4,926
First Industrial Realty Trust Inc.	136,958	4,510
Douglas Emmett Inc.	114,418	4,404
CoreSite Realty Corp.	39,029	4,143
Liberty Property Trust	82,361	3,641
Rayonier Inc.	89,744	3,488
Medical Properties Trust Inc.	228,598	3,102
National Retail Properties Inc.	71,920	2,980
CyrusOne Inc.	47,108	2,609
Life Storage Inc.	27,568	2,551
Highwoods Properties Inc.	52,974	2,534
Cousins Properties Inc.	253,735	2,390
PotlatchDeltic Corp.	44,540	2,249
Healthcare Realty Trust Inc.	72,586	1,977
GEO Group Inc.	76,331	1,893
Uniti Group Inc.	88,343	1,853
Taubman Centers Inc.	30,566	1,669
Weingarten Realty Investors	53,107	1,557
Urban Edge Properties	66,326	1,451
Corporate Office Properties Trust	49,626	1,385
Tanger Factory Outlet Centers Inc.	45,244	972
*	Quality Care Properties Inc.	34,196	716
81,052
Utilities (2.1%)
Aqua America Inc.	123,615	4,289
Vectren Corp.	60,590	4,281
IDACORP Inc.	30,442	2,812
ALLETE Inc.	30,146	2,316
PNM Resources Inc.	54,455	2,176
Southwest Gas Holdings Inc.	26,347	1,994
WGL Holdings Inc.	21,665	1,911
ONE Gas Inc.	25,018	1,878
21,657
Total Common Stocks (Cost $957,408)	1,033,734
Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
2,3Vanguard Market Liquidity Fund	1.961%	113,690	11,370

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.783%	6/21/18	150	150

4 United States Treasury Bill	1.934%	10/11/18	50	49
				199
Total Temporary Cash Investments (Cost $11,568)				11,569
Total Investments (100.9%) (Cost $968,976)				1,045,303
Other Assets and Liabilities-Net (-0.9%)[3]				(9,587)
Net Assets (100%)				1,035,716

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,043,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,130,000 of collateral received for securities on loan.
4 Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-Mini S&P Mid-Cap 400 Index	June 2018	9	1,752	23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Mid-Cap 400 Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,033,734	—	—
Temporary Cash Investments	11,370	199	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	1,045,083	199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $968,976,000. Net unrealized appreciation of investment securities for tax purposes was $76,327,000, consisting of unrealized gains of $106,973,000 on securities that had risen in value since their purchase and $30,646,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (9.0%)
	Williams-Sonoma Inc.	75,820	4,198
	Cinemark Holdings Inc.	103,766	3,504
*	Urban Outfitters Inc.	78,423	3,258
	Brunswick Corp.	47,147	2,999
	Dick's Sporting Goods Inc.	80,963	2,963
*	Adtalem Global Education Inc.	59,015	2,818
*	AutoNation Inc.	58,438	2,668
	Graham Holdings Co. Class B	4,530	2,631
	Signet Jewelers Ltd.	59,196	2,545
	Bed Bath & Beyond Inc.	139,439	2,532
	Gentex Corp.	102,097	2,453
	Aaron's Inc.	60,378	2,402
	Cracker Barrel Old Country Store Inc.	14,101	2,210
	TEGNA Inc.	211,104	2,189
	Cheesecake Factory Inc.	41,794	2,165
*	Murphy USA Inc.	30,839	2,059
*	Michaels Cos. Inc.	108,252	1,988
	Brinker International Inc.	42,977	1,879
*	Sally Beauty Holdings Inc.	122,484	1,854
	John Wiley & Sons Inc. Class A	26,949	1,827
*	Deckers Outdoor Corp.	15,546	1,759
	Big Lots Inc.	41,152	1,684
^	Dillard's Inc. Class A	20,128	1,639
	Carter's Inc.	14,362	1,566
	American Eagle Outfitters Inc.	67,615	1,501
	Wendy's Co.	86,137	1,388
	Texas Roadhouse Inc. Class A	21,852	1,354
	GameStop Corp. Class A	99,193	1,309
	Cooper Tire & Rubber Co.	49,738	1,278
*	Helen of Troy Ltd.	13,994	1,257
*	Tempur Sealy International Inc.	26,222	1,210
	Tupperware Brands Corp.	28,529	1,203
	Office Depot Inc.	504,134	1,190
	Dana Inc.	51,193	1,142
	Cable One Inc.	1,745	1,133
	International Speedway Corp. Class A	23,984	1,000
	ILG Inc.	28,938	991
*	AMC Networks Inc. Class A	16,638	951
	Meredith Corp.	17,460	879
	Jack in the Box Inc.	10,118	816
	Papa John's International Inc.	14,383	739
			77,131
Consumer Staples (3.6%)
*	Post Holdings Inc.	64,203	4,935
	Ingredion Inc.	38,191	4,254
	Casey's General Stores Inc.	36,759	3,558
*	TreeHouse Foods Inc.	55,296	2,649

	Nu Skin Enterprises Inc. Class A	29,965	2,454
*	Edgewell Personal Care Co.	52,869	2,312
*	United Natural Foods Inc.	49,344	2,249
	Flowers Foods Inc.	99,791	2,026
	Energizer Holdings Inc.	32,724	1,988
*	Hain Celestial Group Inc.	61,047	1,558
*	Boston Beer Co. Inc. Class A	4,574	1,161
	Lancaster Colony Corp.	9,160	1,155
	Sanderson Farms Inc.	6,296	616
	Tootsie Roll Industries Inc.	10,283	299
			31,214
Energy (11.0%)
	HollyFrontier Corp.	173,648	13,402
*	WPX Energy Inc.	389,869	7,100
*	Energen Corp.	95,160	6,456
*,^	Transocean Ltd.	426,837	5,399
	PBF Energy Inc. Class A	108,353	5,112
	Murphy Oil Corp.	158,826	4,884
	Patterson-UTI Energy Inc.	217,634	4,501
*,^	Chesapeake Energy Corp.	890,248	3,979
	McDermott International Inc.	175,633	3,817
*	Oasis Petroleum Inc.	259,324	3,379
	CNX Resources Corp.	197,169	3,186
	Core Laboratories NV	25,047	3,110
*	QEP Resources Inc.	235,896	2,852
	Ensco plc Class A	426,902	2,775
	SM Energy Co.	100,546	2,634
*	Callon Petroleum Co.	219,109	2,594
	Nabors Industries Ltd.	343,135	2,563
*	Southwestern Energy Co.	500,378	2,367
	Oceaneering International Inc.	96,397	2,297
*	Dril-Quip Inc.	37,336	1,794
*	Rowan Cos. plc Class A	111,264	1,736
*	Gulfport Energy Corp.	153,028	1,700
*	Superior Energy Services Inc.	151,015	1,651
*	Matador Resources Co.	57,762	1,621
*	Apergy Corp.	33,257	1,436
	World Fuel Services Corp.	66,228	1,383
*,^	Diamond Offshore Drilling Inc.	63,144	1,147
			94,875
Financials (18.5%)
	Reinsurance Group of America Inc. Class A	63,131	9,434
	Alleghany Corp.	15,069	8,598
	American Financial Group Inc.	67,527	7,420
	WR Berkley Corp.	94,004	7,188
	PacWest Bancorp	123,148	6,534
	First Horizon National Corp.	319,989	5,933
	New York Community Bancorp Inc.	479,952	5,563
	Old Republic International Corp.	245,336	5,147
	Umpqua Holdings Corp.	215,818	5,080
	Hanover Insurance Group Inc.	41,609	5,045
	Prosperity Bancshares Inc.	68,373	4,952
	Associated Banc-Corp	166,984	4,609
	TCF Financial Corp.	167,376	4,404
*	Signature Bank	33,639	4,289
	FNB Corp.	316,715	4,196
	Stifel Financial Corp.	70,349	4,136

	Chemical Financial Corp.	69,808	3,918
	United Bankshares Inc.	102,851	3,749
	UMB Financial Corp.	43,118	3,322
	Valley National Bancorp	259,123	3,293
	Cullen/Frost Bankers Inc.	27,234	3,111
	Legg Mason Inc.	82,772	3,085
	Fulton Financial Corp.	171,628	2,995
	Commerce Bancshares Inc.	44,128	2,850
	Aspen Insurance Holdings Ltd.	58,229	2,527
	First American Financial Corp.	47,696	2,484
	Webster Financial Corp.	37,878	2,428
	Hancock Whitney Corp.	46,743	2,349
	RenaissanceRe Holdings Ltd.	18,808	2,309
	International Bancshares Corp.	53,072	2,293
	Wintrust Financial Corp.	24,770	2,282
	Brown & Brown Inc.	80,618	2,240
	Trustmark Corp.	66,403	2,136
	Pinnacle Financial Partners Inc.	29,700	1,991
	MB Financial Inc.	40,297	1,990
	Home BancShares Inc.	80,481	1,853
	Sterling Bancorp	74,803	1,836
	Bank of Hawaii Corp.	21,545	1,830
	Mercury General Corp.	35,758	1,685
*	Genworth Financial Inc. Class A	488,772	1,681
	Washington Federal Inc.	49,881	1,619
*	SLM Corp.	135,829	1,552
	BancorpSouth Bank	44,433	1,488
	Cathay General Bancorp	27,628	1,166
	Janus Henderson Group plc	4	—
			158,590
Health Care (4.2%)
*	MEDNAX Inc.	91,831	4,210
*	WellCare Health Plans Inc.	16,566	3,672
	STERIS plc	32,394	3,364
*	Acadia Healthcare Co. Inc.	80,083	3,219
	West Pharmaceutical Services Inc.	27,525	2,560
*	Halyard Health Inc.	45,936	2,522
*	Syneos Health Inc.	55,164	2,372
*	LifePoint Health Inc.	38,162	2,017
*	Molina Healthcare Inc.	22,963	1,950
	Patterson Cos. Inc.	79,847	1,670
*	Tenet Healthcare Corp.	46,723	1,655
*,^	Mallinckrodt plc	84,547	1,425
*	United Therapeutics Corp.	13,123	1,399
*	Endo International plc	196,798	1,238
*	Allscripts Healthcare Solutions Inc.	84,987	1,075
*	NuVasive Inc.	20,073	1,029
*	Prestige Brands Holdings Inc.	17,137	573
			35,950
Industrials (14.2%)
*	JetBlue Airways Corp.	315,110	5,952
	ManpowerGroup Inc.	64,777	5,830
*	AECOM	155,844	5,143
	Trinity Industries Inc.	147,665	5,093
	Wabtec Corp.	49,401	4,817
*	Kirby Corp.	52,602	4,771
*	Genesee & Wyoming Inc. Class A	60,653	4,738

* nVent Electric plc	162,181	4,392
EMCOR Group Inc.	57,150	4,339
AGCO Corp.	64,645	4,111
Ryder System Inc.	51,871	3,480
Regal Beloit Corp.	43,393	3,448
Carlisle Cos. Inc.	31,456	3,378
EnerSys	41,034	3,279
Watsco Inc.	16,295	2,999
Oshkosh Corp.	38,004	2,765
* Avis Budget Group Inc.	69,746	2,719
GATX Corp.	37,208	2,675
* Clean Harbors Inc.	50,348	2,668
Hubbell Inc. Class B	24,636	2,653
Knight-Swift Transportation Holdings Inc.	62,800	2,555
KBR Inc.	137,337	2,530
Lincoln Electric Holdings Inc.	27,795	2,490
Curtiss-Wright Corp.	18,586	2,365
Donaldson Co. Inc.	49,602	2,341
Crane Co.	27,796	2,310
MSC Industrial Direct Co. Inc. Class A	24,262	2,228
Dun & Bradstreet Corp.	17,386	2,135
ITT Inc.	40,498	2,091
Woodward Inc.	25,373	1,923
Valmont Industries Inc.	13,109	1,916
* Esterline Technologies Corp.	25,607	1,868
Kennametal Inc.	46,329	1,725
Terex Corp.	41,467	1,641
Pitney Bowes Inc.	182,890	1,628
Deluxe Corp.	23,930	1,592
HNI Corp.	42,349	1,572
Timken Co.	32,212	1,524
* NOW Inc.	105,423	1,482
Landstar System Inc.	12,744	1,445
MSA Safety Inc.	11,326	1,053
Granite Construction Inc.	17,967	1,022
Werner Enterprises Inc.	20,670	810
		121,496
Information Technology (9.7%)
Leidos Holdings Inc.	139,388	8,372
* Arrow Electronics Inc.	85,873	6,365
* Keysight Technologies Inc.	94,868	5,572
Avnet Inc.	117,436	4,477
* ARRIS International plc	170,477	4,310
* PTC Inc.	46,674	4,025
Science Applications International Corp.	41,871	3,703
* NCR Corp.	115,929	3,489
* Ciena Corp.	141,297	3,257
Sabre Corp.	125,710	3,081
SYNNEX Corp.	28,664	3,062
* Tech Data Corp.	33,992	2,951
* First Solar Inc.	40,689	2,751
* VeriFone Systems Inc.	108,038	2,457
* Cree Inc.	51,882	2,419
* NetScout Systems Inc.	85,435	2,307
Cypress Semiconductor Corp.	132,071	2,174
Convergys Corp.	89,694	2,120
* ViaSat Inc.	33,779	2,115

*,^	Lumentum Holdings Inc.	30,546	1,795
*	Teradata Corp.	44,193	1,762
*	Synaptics Inc.	33,777	1,420
	Vishay Intertechnology Inc.	65,915	1,397
*	CommVault Systems Inc.	20,050	1,370
*	ACI Worldwide Inc.	55,607	1,343
*	Acxiom Corp.	43,423	1,272
	Belden Inc.	22,993	1,271
*	Manhattan Associates Inc.	25,955	1,129
	Plantronics Inc.	14,894	1,085
*	Cars.com Inc.	32,231	828
			83,679
Materials (9.6%)
	Steel Dynamics Inc.	231,126	11,425
	Reliance Steel & Aluminum Co.	71,306	6,672
	United States Steel Corp.	172,202	6,349
	Sonoco Products Co.	97,401	4,980
	Ashland Global Holdings Inc.	60,925	4,735
	Bemis Co. Inc.	89,069	3,768
	RPM International Inc.	74,598	3,693
	Cabot Corp.	60,514	3,646
*	Allegheny Technologies Inc.	123,033	3,509
*	Owens-Illinois Inc.	159,700	2,970
	Domtar Corp.	61,379	2,950
	AptarGroup Inc.	31,013	2,863
	Carpenter Technology Corp.	45,935	2,753
	Commercial Metals Co.	114,196	2,700
	Minerals Technologies Inc.	34,697	2,533
	Olin Corp.	68,714	2,222
	Compass Minerals International Inc.	33,123	2,166
	Worthington Industries Inc.	42,816	2,053
	NewMarket Corp.	5,038	1,936
	Valvoline Inc.	78,349	1,601
	Sensient Technologies Corp.	23,241	1,563
	Scotts Miracle-Gro Co.	18,336	1,561
	Greif Inc. Class A	25,380	1,480
	PolyOne Corp.	28,510	1,195
	Silgan Holdings Inc.	41,999	1,143
			82,466
Real Estate (10.5%)
	Omega Healthcare Investors Inc.	194,433	5,959
	American Campus Communities Inc.	133,637	5,359
	Hospitality Properties Trust	160,916	4,659
	Senior Housing Properties Trust	232,666	4,109
	EPR Properties	63,307	3,886
	LaSalle Hotel Properties	110,850	3,802
	Camden Property Trust	42,638	3,752
	National Retail Properties Inc.	88,895	3,683
	Sabra Health Care REIT Inc.	174,511	3,618
	JBG SMITH Properties	91,417	3,372
	Liberty Property Trust	73,630	3,255
	CyrusOne Inc.	53,644	2,971
	Kilroy Realty Corp.	38,663	2,944
	Education Realty Trust Inc.	74,193	2,711
	Jones Lang LaSalle Inc.	16,449	2,694
	Highwoods Properties Inc.	55,615	2,660
	CoreCivic Inc.	115,740	2,491

Douglas Emmett Inc.	57,735	2,222
Medical Properties Trust Inc.	160,667	2,180
Weingarten Realty Investors	71,350	2,092
Life Storage Inc.	21,858	2,022
Rayonier Inc.	49,285	1,916
Taubman Centers Inc.	33,397	1,823
Cousins Properties Inc.	193,251	1,820
Uniti Group Inc.	85,587	1,795
Mack-Cali Realty Corp.	88,261	1,745
Healthcare Realty Trust Inc.	59,907	1,632
Corporate Office Properties Trust	56,518	1,577
Alexander & Baldwin Inc.	66,232	1,411
GEO Group Inc.	55,865	1,386
* Quality Care Properties Inc.	62,455	1,309
Tanger Factory Outlet Centers Inc.	53,686	1,154
PotlatchDeltic Corp.	20,600	1,040
Urban Edge Properties	46,643	1,020
		90,069
Telecommunication Services (0.3%)
Telephone & Data Systems Inc.	90,503	2,313
Frontier Communications Corp.	2	—
		2,313
Utilities (9.3%)
Atmos Energy Corp.	108,743	9,701
UGI Corp.	169,492	8,554
Westar Energy Inc. Class A	139,267	7,896
Great Plains Energy Inc.	211,160	7,167
OGE Energy Corp.	195,552	6,848
MDU Resources Group Inc.	191,236	5,316
National Fuel Gas Co.	83,169	4,378
New Jersey Resources Corp.	85,869	3,813
Hawaiian Electric Industries Inc.	106,585	3,659
Black Hills Corp.	52,435	3,050
WGL Holdings Inc.	31,708	2,797
NorthWestern Corp.	48,378	2,636
Aqua America Inc.	67,906	2,356
ONE Gas Inc.	29,759	2,233
IDACORP Inc.	23,194	2,142
Vectren Corp.	29,272	2,068
Southwest Gas Holdings Inc.	24,560	1,859
ALLETE Inc.	23,906	1,837
PNM Resources Inc.	31,205	1,247
		79,557
Total Common Stocks (Cost $790,331)		857,340

	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	1.961%		39,891	3,989

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	2.078%	11/15/18	250	248
Total Temporary Cash Investments (Cost $4,237)				4,237
Total Investments (100.4%) (Cost $794,568)				861,577
Other Assets and Liabilities-Net (-0.4%)[3]				(3,439)
Net Assets (100%)				858,138

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,757,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,989,000 of collateral received for securities on loan.
4 Securities with a value of $248,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-Mini S&P Mid-Cap 400 Index	June 2018	4	779	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

S&P Mid-Cap 400 Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	857,340	—	—
Temporary Cash Investments	3,989	248	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	861,320	248	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $794,568,000. Net unrealized appreciation of investment securities for tax purposes was $67,009,000, consisting of unrealized gains of $109,336,000 on securities that had risen in value since their purchase and $42,327,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (14.3%)
*	Ollie's Bargain Outlet Holdings Inc.	111,648	7,893
	Wolverine World Wide Inc.	217,628	7,297
*	Shutterfly Inc.	73,779	6,946
*	TopBuild Corp.	80,639	6,770
*	Penn National Gaming Inc.	191,063	6,511
	Marriott Vacations Worldwide Corp.	53,576	6,442
	Steven Madden Ltd.	119,897	6,337
	Lithia Motors Inc. Class A	54,423	5,320
	World Wrestling Entertainment Inc. Class A	90,321	5,229
	LCI Industries	56,618	4,965
	Children's Place Inc.	37,364	4,811
*	Cooper-Standard Holdings Inc.	36,392	4,520
*	Dorman Products Inc.	67,503	4,355
*,^ RH		42,954	4,198
	Monro Inc.	74,519	4,181
	Callaway Golf Co.	213,451	4,043
*	Cavco Industries Inc.	19,283	4,003
*,^ iRobot Corp.		63,374	3,955
*	G-III Apparel Group Ltd.	94,387	3,955
	DSW Inc. Class A	163,729	3,910
*	Meritage Homes Corp.	85,590	3,873
*	Dave & Buster's Entertainment Inc.	92,080	3,834
	Abercrombie & Fitch Co.	153,807	3,668
	Tailored Brands Inc.	111,263	3,651
*	American Axle & Manufacturing Holdings Inc.	223,566	3,537
	Caleres Inc.	97,462	3,456
*	Fox Factory Holding Corp.	85,433	3,396
	Wingstop Inc.	65,795	3,330
	La-Z-Boy Inc.	106,497	3,323
	MDC Holdings Inc.	101,278	3,198
	Oxford Industries Inc.	38,211	3,153
	Group 1 Automotive Inc.	44,651	3,137
*	Gentherm Inc.	83,362	2,951
*	Asbury Automotive Group Inc.	41,885	2,913
*	Installed Building Products Inc.	47,573	2,885
	Scholastic Corp.	62,313	2,803
*	Crocs Inc.	155,992	2,783
	Gannett Co. Inc.	255,539	2,701
	Guess? Inc.	134,101	2,628
	Strayer Education Inc.	23,963	2,619
	Dine Brands Global Inc.	40,940	2,598
*,^ Shake Shack Inc. Class A		43,123	2,571
	Nutrisystem Inc.	68,803	2,566
	Capella Education Co.	26,538	2,520
*,^ LGI Homes Inc.		40,490	2,466
	Chico's FAS Inc.	289,074	2,446
*	Sleep Number Corp.	87,048	2,435
	Sturm Ruger & Co. Inc.	39,353	2,410
	Winnebago Industries Inc.	65,351	2,369

*	Career Education Corp.	148,387	2,284
*	Belmond Ltd. Class A	189,494	2,264
	BJ's Restaurants Inc.	40,329	2,258
	New Media Investment Group Inc.	134,285	2,243
*	Vista Outdoor Inc.	129,537	2,194
*,^ Fossil Group Inc.		97,388	2,131
	Sonic Corp.	87,217	2,118
	Standard Motor Products Inc.	45,928	2,078
	Core-Mark Holding Co. Inc.	104,407	2,038
*	Genesco Inc.	44,956	1,965
*	M/I Homes Inc.	63,077	1,752
	Ruth's Hospitality Group Inc.	65,751	1,746
	Movado Group Inc.	34,972	1,717
*,^ JC Penney Co. Inc.		703,579	1,703
	PetMed Express Inc.	46,539	1,674
	Buckle Inc.	64,210	1,621
*	American Public Education Inc.	37,376	1,592
*	William Lyon Homes Class A	65,344	1,558
	EW Scripps Co. Class A	124,590	1,556
*	Fiesta Restaurant Group Inc.	61,116	1,519
*	Express Inc.	177,880	1,514
*	Red Robin Gourmet Burgers Inc.	29,200	1,470
	Marcus Corp.	43,556	1,374
*	Regis Corp.	78,904	1,364
*	Lumber Liquidators Holdings Inc.	64,169	1,358
	Ethan Allen Interiors Inc.	56,996	1,337
*	Ascena Retail Group Inc.	387,289	1,263
	Finish Line Inc. Class A	92,209	1,255
*	Unifi Inc.	38,388	1,210
	Cato Corp. Class A	52,698	1,203
	Sonic Automotive Inc. Class A	54,733	1,166
*	MarineMax Inc.	49,703	1,166
^	Rent-A-Center Inc.	119,954	1,138
*	Hibbett Sports Inc.	43,006	1,137
*	Monarch Casino & Resort Inc.	25,524	1,137
*	Chuy's Holdings Inc.	38,146	1,123
*	Nautilus Inc.	69,172	1,034
*	Zumiez Inc.	40,777	989
*	Universal Electronics Inc.	32,311	958
*	Motorcar Parts of America Inc.	43,262	928
	Superior Industries International Inc.	52,170	913
	Haverty Furniture Cos. Inc.	43,675	873
	Shoe Carnival Inc.	25,893	834
*	Perry Ellis International Inc.	28,295	778
	Barnes & Noble Inc.	128,436	751
	Tile Shop Holdings Inc.	78,077	562
*	Barnes & Noble Education Inc.	84,959	539
*	El Pollo Loco Holdings Inc.	49,260	522
*	Vera Bradley Inc.	43,480	507
*	Francesca's Holdings Corp.	83,158	491
*	Kirkland's Inc.	36,457	468
	Big 5 Sporting Goods Corp.	45,528	373
*,^ Vitamin Shoppe Inc.		55,060	281
*	FTD Cos. Inc.	38,346	219
^	Fred's Inc. Class A	81,576	115
			262,222

Consumer Staples (3.0%)
*	Darling Ingredients Inc.	373,244	7,013
	J&J Snack Foods Corp.	33,673	4,769
	WD-40 Co.	31,698	4,360
	B&G Foods Inc.	150,652	4,241
	Universal Corp.	56,635	3,746
	Medifast Inc.	23,710	3,473
*	Cal-Maine Foods Inc.	67,346	3,236
	Calavo Growers Inc.	35,715	3,143
*	Central Garden & Pet Co. Class A	79,557	3,024
	MGP Ingredients Inc.	28,572	2,530
	Inter Parfums Inc.	38,735	2,064
	SpartanNash Co.	82,014	2,031
	Dean Foods Co.	207,192	1,983
	Andersons Inc.	59,585	1,925
*	Avon Products Inc.	997,715	1,796
	SUPERVALU Inc.	86,945	1,608
	Coca-Cola Bottling Co. Consolidated	10,494	1,337
	John B Sanfilippo & Son Inc.	19,612	1,330
*	Central Garden & Pet Co.	23,517	960
*	Seneca Foods Corp. Class A	15,350	416
			54,985
Energy (4.2%)
*	PDC Energy Inc.	149,262	9,029
*	SRC Energy Inc.	548,078	7,092
	US Silica Holdings Inc.	182,343	5,640
*	Oil States International Inc.	135,803	4,807
*	Carrizo Oil & Gas Inc.	174,980	4,420
*	C&J Energy Services Inc.	144,166	3,881
*	Denbury Resources Inc.	908,757	3,862
	Archrock Inc.	291,679	3,369
*	Noble Corp. plc	558,635	3,106
*	Unit Corp.	120,653	2,635
*	ProPetro Holding Corp.	161,906	2,634
*	CONSOL Energy Inc.	57,434	2,530
*	Helix Energy Solutions Group Inc.	314,228	2,388
*	Newpark Resources Inc.	200,450	2,175
*	SEACOR Holdings Inc.	38,199	1,995
*	Exterran Corp.	71,925	1,982
	Green Plains Inc.	87,380	1,866
*	Ring Energy Inc.	123,013	1,699
*	HighPoint Resources Corp.	223,929	1,599
*	Renewable Energy Group Inc.	77,436	1,382
*	TETRA Technologies Inc.	281,559	1,188
*	Matrix Service Co.	60,238	1,169
*	Par Pacific Holdings Inc.	56,732	1,010
*	REX American Resources Corp.	13,024	990
*	Pioneer Energy Services Corp.	176,385	970
	Bristow Group Inc.	72,612	859
*	Cloud Peak Energy Inc.	170,697	618
*	Era Group Inc.	46,070	596
*,^ CARBO Ceramics Inc.		49,972	481
*	Geospace Technologies Corp.	30,014	333
	Gulf Island Fabrication Inc.	30,909	325
			76,630

Financials (16.9%)
FirstCash Inc.	105,229	9,550
First Financial Bankshares Inc.	152,328	8,012
Selective Insurance Group Inc.	132,920	7,556
* Green Dot Corp. Class A	104,391	7,440
American Equity Investment Life Holding Co.	203,386	7,208
Glacier Bancorp Inc.	180,537	7,039
Columbia Banking System Inc.	164,607	6,999
Community Bank System Inc.	116,056	6,949
First Financial Bancorp	220,588	6,937
Financial Engines Inc.	142,694	6,371
First Midwest Bancorp Inc.	232,229	6,101
Great Western Bancorp Inc.	134,104	5,846
RLI Corp.	88,339	5,802
Simmons First National Corp. Class A	178,325	5,706
Old National Bancorp	305,409	5,482
CVB Financial Corp.	232,345	5,388
United Community Banks Inc.	165,929	5,386
Hope Bancorp Inc.	294,141	5,292
* BofI Holding Inc.	124,421	5,127
Ameris Bancorp	91,663	5,106
Independent Bank Corp.	62,007	4,858
Apollo Commercial Real Estate Finance Inc.	249,347	4,635
ProAssurance Corp.	120,567	4,630
Banner Corp.	73,676	4,417
ServisFirst Bancshares Inc.	101,735	4,274
Horace Mann Educators Corp.	92,719	4,098
Invesco Mortgage Capital Inc.	252,277	4,094
LegacyTexas Financial Group Inc.	95,528	4,011
Northwest Bancshares Inc.	231,336	3,988
* PRA Group Inc.	102,456	3,955
Provident Financial Services Inc.	137,578	3,844
NBT Bancorp Inc.	98,127	3,739
Waddell & Reed Financial Inc. Class A	188,740	3,662
* Pacific Premier Bancorp Inc.	87,637	3,619
Infinity Property & Casualty Corp.	24,829	3,593
S&T Bancorp Inc.	78,858	3,562
Walker & Dunlop Inc.	63,419	3,559
First Commonwealth Financial Corp.	225,831	3,543
Westamerica Bancorporation	60,028	3,435
* Seacoast Banking Corp. of Florida	106,139	3,309
Boston Private Financial Holdings Inc.	193,332	3,287
* First BanCorp	412,419	3,196
Brookline Bancorp Inc.	173,172	3,152
Navigators Group Inc.	51,063	3,002
Safety Insurance Group Inc.	34,256	2,946
Employers Holdings Inc.	73,797	2,922
WisdomTree Investments Inc.	263,758	2,891
Universal Insurance Holdings Inc.	73,314	2,614
AMERISAFE Inc.	43,772	2,611
City Holding Co.	35,036	2,603
PennyMac Mortgage Investment Trust	137,814	2,580
* Enova International Inc.	76,666	2,576
United Fire Group Inc.	47,814	2,565
James River Group Holdings Ltd.	67,380	2,556
* Third Point Reinsurance Ltd.	188,295	2,514
Piper Jaffray Cos.	32,124	2,403

National Bank Holdings Corp. Class A	60,618	2,360
Tompkins Financial Corp.	27,864	2,348
Meta Financial Group Inc.	20,534	2,323
Stewart Information Services Corp.	53,712	2,266
ARMOUR Residential REIT Inc.	94,834	2,197
Hanmi Financial Corp.	73,106	2,190
* NMI Holdings Inc. Class A	130,258	2,169
Southside Bancshares Inc.	62,135	2,122
* Encore Capital Group Inc.	53,542	2,112
Virtus Investment Partners Inc.	16,156	2,028
* Customers Bancorp Inc.	66,564	2,018
Central Pacific Financial Corp.	67,467	1,986
Capstead Mortgage Corp.	212,656	1,946
TrustCo Bank Corp. NY	217,154	1,889
Banc of California Inc.	96,229	1,867
* INTL. FCStone Inc.	35,129	1,756
Northfield Bancorp Inc.	106,519	1,741
Investment Technology Group Inc.	74,672	1,638
* HomeStreet Inc.	60,738	1,628
^ New York Mortgage Trust Inc.	253,368	1,561
* World Acceptance Corp.	13,689	1,476
* EZCORP Inc. Class A	115,957	1,438
Greenhill & Co. Inc.	53,694	1,415
Oritani Financial Corp.	88,713	1,411
Dime Community Bancshares Inc.	69,214	1,409
OFG Bancorp	99,046	1,397
Maiden Holdings Ltd.	154,728	1,354
Fidelity Southern Corp.	49,617	1,212
* Donnelley Financial Solutions Inc.	76,059	1,168
Green Bancorp Inc.	51,531	1,157
Opus Bank	38,855	1,150
United Insurance Holdings Corp.	46,256	957
* eHealth Inc.	37,144	792
HCI Group Inc.	17,820	739
		309,760
Health Care (13.3%)
Chemed Corp.	36,628	11,941
* Haemonetics Corp.	121,000	10,932
* Integra LifeSciences Holdings Corp.	153,739	9,922
* Ligand Pharmaceuticals Inc.	47,827	9,194
* Neogen Corp.	116,815	8,844
* HealthEquity Inc.	116,769	8,677
* Inogen Inc.	39,173	7,157
* Supernus Pharmaceuticals Inc.	116,655	6,574
* AMN Healthcare Services Inc.	107,983	6,101
* Merit Medical Systems Inc.	113,940	5,845
* Myriad Genetics Inc.	158,269	5,778
* LHC Group Inc.	66,230	5,098
* Magellan Health Inc.	55,010	5,031
* Medicines Co.	146,103	4,947
* Amedisys Inc.	64,563	4,929
* Select Medical Holdings Corp.	242,712	4,393
Abaxis Inc.	51,248	4,243
* Integer Holdings Corp.	64,182	4,236
* Momenta Pharmaceuticals Inc.	174,216	4,112
* Emergent BioSolutions Inc.	79,597	4,104
* Omnicell Inc.	87,746	4,085

*	HMS Holdings Corp.	187,404	4,054
	Ensign Group Inc.	109,612	4,013
*	Corcept Therapeutics Inc.	215,926	3,995
*	Spectrum Pharmaceuticals Inc.	204,583	3,946
	CONMED Corp.	56,120	3,853
*	Repligen Corp.	84,829	3,705
*	Cambrex Corp.	74,333	3,367
*	Enanta Pharmaceuticals Inc.	32,614	3,255
*	Varex Imaging Corp.	85,715	3,168
*	BioTelemetry Inc.	70,306	2,970
*	Acorda Therapeutics Inc.	105,737	2,776
*	Natus Medical Inc.	75,161	2,773
*	Tivity Health Inc.	77,104	2,703
	US Physical Therapy Inc.	28,389	2,650
	Luminex Corp.	92,668	2,624
*	Diplomat Pharmacy Inc.	108,978	2,565
	Analogic Corp.	28,378	2,374
*	OraSure Technologies Inc.	138,606	2,358
*	Innoviva Inc.	156,960	2,321
	Owens & Minor Inc.	139,308	2,271
*	Orthofix International NV	41,080	2,245
*	CryoLife Inc.	75,268	2,074
	Phibro Animal Health Corp. Class A	44,157	1,996
*,^ MiMedx Group Inc.		230,572	1,941
*	AMAG Pharmaceuticals Inc.	77,699	1,900
*	Quality Systems Inc.	106,385	1,872
*	Kindred Healthcare Inc.	207,850	1,860
*	Providence Service Corp.	25,222	1,816
*	AngioDynamics Inc.	82,767	1,741
*	Tactile Systems Technology Inc.	33,486	1,662
*	Tabula Rasa HealthCare Inc.	29,620	1,616
	HealthStream Inc.	57,572	1,603
*	Heska Corp.	14,812	1,584
*	Surmodics Inc.	30,041	1,556
	Meridian Bioscience Inc.	95,141	1,408
*	Anika Therapeutics Inc.	33,108	1,346
*	Cutera Inc.	31,289	1,314
*	ANI Pharmaceuticals Inc.	20,223	1,280
*	Eagle Pharmaceuticals Inc.	18,814	1,268
*	Amphastar Pharmaceuticals Inc.	79,714	1,259
	Invacare Corp.	74,428	1,228
*	Progenics Pharmaceuticals Inc.	158,300	1,203
	LeMaitre Vascular Inc.	34,329	1,170
*,^ Lannett Co. Inc.		67,889	1,124
*	CorVel Corp.	21,660	1,094
*,^ Community Health Systems Inc.		258,819	1,059
*	Cytokinetics Inc.	113,882	1,025
*	Cross Country Healthcare Inc.	82,121	1,001
*	Lantheus Holdings Inc.	68,321	956
*	Depomed Inc.	142,977	889
	Computer Programs & Systems Inc.	25,043	815
*	Quorum Health Corp.	64,876	266
	Aceto Corp.	68,262	180
			243,235
Industrials (19.0%)
*	ASGN Inc.	111,196	8,562
*	Axon Enterprise Inc.	128,981	8,214

* Trex Co. Inc.	66,680	7,857
Insperity Inc.	83,457	7,678
Korn/Ferry International	128,007	6,999
Tetra Tech Inc.	126,814	6,968
* Proto Labs Inc.	56,554	6,820
SkyWest Inc.	117,475	6,696
Hillenbrand Inc.	142,890	6,666
Barnes Group Inc.	110,608	6,572
John Bean Technologies Corp.	71,721	6,333
UniFirst Corp.	34,932	6,204
Applied Industrial Technologies Inc.	87,384	6,095
Moog Inc. Class A	73,554	5,997
Simpson Manufacturing Co. Inc.	93,982	5,950
Exponent Inc.	58,504	5,751
* FTI Consulting Inc.	84,612	5,245
Universal Forest Products Inc.	138,937	5,110
* Aerojet Rocketdyne Holdings Inc.	170,308	4,929
Watts Water Technologies Inc. Class A	62,565	4,814
* Saia Inc.	58,254	4,800
Mobile Mini Inc.	100,400	4,578
* Chart Industries Inc.	69,943	4,506
* Harsco Corp.	182,782	4,478
Kaman Corp.	62,678	4,436
Allegiant Travel Co. Class A	28,385	4,296
Hawaiian Holdings Inc.	116,093	4,296
* WageWorks Inc.	90,073	4,274
Brady Corp. Class A	109,159	4,257
ABM Industries Inc.	148,515	4,227
* SPX FLOW Inc.	96,115	4,188
Albany International Corp.	65,938	4,055
Franklin Electric Co. Inc.	87,334	4,039
* Mercury Systems Inc.	109,109	4,029
Matthews International Corp. Class A	73,112	4,021
Forward Air Corp.	67,061	3,978
Comfort Systems USA Inc.	84,702	3,968
Cubic Corp.	56,900	3,957
Mueller Industries Inc.	130,100	3,929
* Atlas Air Worldwide Holdings Inc.	57,529	3,921
* Hub Group Inc. Class A	76,143	3,803
EnPro Industries Inc.	48,963	3,607
General Cable Corp.	114,983	3,409
* SPX Corp.	97,179	3,329
* Patrick Industries Inc.	54,905	3,327
* American Woodmark Corp.	32,122	3,312
Matson Inc.	96,312	3,298
ESCO Technologies Inc.	58,780	3,298
AAR Corp.	72,875	3,257
Federal Signal Corp.	136,311	3,257
Greenbrier Cos. Inc.	64,169	3,189
Tennant Co.	40,416	3,185
Actuant Corp. Class A	136,121	3,178
Raven Industries Inc.	80,854	3,056
Interface Inc. Class A	134,109	3,044
US Ecology Inc.	49,405	2,994
Standex International Corp.	29,140	2,907
* Gibraltar Industries Inc.	71,735	2,844
Apogee Enterprises Inc.	64,303	2,807

	AAON Inc.	91,621	2,795
*	Aerovironment Inc.	47,985	2,776
	ArcBest Corp.	57,953	2,750
	Wabash National Corp.	130,659	2,615
	AZZ Inc.	58,625	2,536
	Astec Industries Inc.	43,264	2,531
*	Navigant Consulting Inc.	102,334	2,493
	Viad Corp.	46,067	2,437
*	TrueBlue Inc.	93,141	2,403
	Triumph Group Inc.	112,523	2,386
	Lindsay Corp.	24,200	2,382
*	PGT Innovations Inc.	112,398	2,327
	Encore Wire Corp.	47,355	2,292
	Multi-Color Corp.	31,390	2,179
	Heartland Express Inc.	113,026	2,111
	Marten Transport Ltd.	87,401	1,993
	Alamo Group Inc.	21,515	1,984
*	Aegion Corp. Class A	73,532	1,890
	Briggs & Stratton Corp.	96,789	1,786
	CIRCOR International Inc.	37,020	1,782
*	Lydall Inc.	39,532	1,656
*	Echo Global Logistics Inc.	59,183	1,645
*	Vicor Corp.	36,922	1,619
	Heidrick & Struggles International Inc.	42,340	1,601
	Griffon Corp.	68,156	1,547
	Kelly Services Inc. Class A	68,744	1,541
*	MYR Group Inc.	37,171	1,451
*,^ Team Inc.		67,857	1,442
*	DXP Enterprises Inc.	35,722	1,394
	Quanex Building Products Corp.	79,788	1,340
	Titan International Inc.	111,742	1,297
	Insteel Industries Inc.	40,839	1,278
	National Presto Industries Inc.	11,288	1,274
*	Engility Holdings Inc.	39,758	1,250
	Essendant Inc.	85,623	1,198
	Resources Connection Inc.	67,651	1,126
	LSC Communications Inc.	78,717	997
	RR Donnelley & Sons Co.	158,045	986
	Forrester Research Inc.	22,282	941
*	Veritiv Corp.	25,024	832
	Powell Industries Inc.	19,769	668
*	Orion Group Holdings Inc.	64,245	499
*	Roadrunner Transportation Systems Inc.	72,055	130
			348,954
Information Technology (15.3%)
*	CACI International Inc. Class A	55,832	9,304
*	Stamps.com Inc.	36,986	9,276
*	Semtech Corp.	150,237	7,271
	Cabot Microelectronics Corp.	57,876	6,550
*	Advanced Energy Industries Inc.	89,994	5,897
*	Qualys Inc.	73,657	5,668
*	II-VI Inc.	124,665	5,479
	Brooks Automation Inc.	159,869	5,224
	Power Integrations Inc.	67,535	5,075
	Travelport Worldwide Ltd.	284,278	4,986
*	Viavi Solutions Inc.	512,861	4,877
*	Rogers Corp.	41,458	4,725

*	Sanmina Corp.	161,661	4,656
*	SolarEdge Technologies Inc.	81,873	4,573
*	Itron Inc.	77,581	4,430
*	Plexus Corp.	75,864	4,411
*	ExlService Holdings Inc.	77,149	4,374
*	NETGEAR Inc.	71,200	4,304
*,^ Finisar Corp.		258,906	4,197
*	Anixter International Inc.	65,977	4,041
*	Blucora Inc.	106,016	4,023
	TiVo Corp.	278,137	4,005
	Progress Software Corp.	105,456	3,995
*	8x8 Inc.	209,135	3,911
*	Kulicke & Soffa Industries Inc.	159,390	3,838
*	Insight Enterprises Inc.	80,934	3,796
*	TTM Technologies Inc.	208,516	3,760
*	Bottomline Technologies de Inc.	78,242	3,721
	Ebix Inc.	49,760	3,712
*	Electronics For Imaging Inc.	103,097	3,447
	Methode Electronics Inc.	83,186	3,340
*	Rambus Inc.	247,812	3,336
*	Oclaro Inc.	384,564	3,292
*,^ 3D Systems Corp.		258,524	3,195
	ManTech International Corp. Class A	58,887	3,175
	CSG Systems International Inc.	75,469	3,123
	Benchmark Electronics Inc.	110,029	3,048
*	Virtusa Corp.	61,799	3,000
*	Fabrinet	84,518	2,969
*	Diodes Inc.	86,711	2,969
	EVERTEC Inc.	135,800	2,960
*	Knowles Corp.	202,502	2,936
	Badger Meter Inc.	66,332	2,902
*	SPS Commerce Inc.	38,977	2,901
*	ePlus Inc.	31,589	2,873
*	OSI Systems Inc.	40,376	2,769
*	MicroStrategy Inc. Class A	21,290	2,759
*	Cardtronics plc Class A	104,452	2,680
*	Sykes Enterprises Inc.	90,047	2,535
*	MaxLinear Inc.	137,531	2,524
*	Alarm.com Holdings Inc.	56,470	2,509
	CTS Corp.	74,576	2,424
*	Rudolph Technologies Inc.	71,512	2,396
*	LivePerson Inc.	123,590	2,391
	NIC Inc.	149,637	2,297
*	Cray Inc.	91,438	2,277
*	Nanometrics Inc.	53,850	2,260
*	ScanSource Inc.	57,685	2,258
*	FormFactor Inc.	164,245	2,226
*	KEMET Corp.	110,840	2,215
	Xperi Corp.	111,679	2,206
*	Extreme Networks Inc.	253,310	2,181
	MTS Systems Corp.	40,605	2,128
*,^ Applied Optoelectronics Inc.		44,525	2,082
*	Super Micro Computer Inc.	85,825	2,068
*	Perficient Inc.	78,655	2,054
	Monotype Imaging Holdings Inc.	94,165	2,034
*	FARO Technologies Inc.	37,834	2,030
^	Diebold Nixdorf Inc.	172,416	1,983

*	Shutterstock Inc.	41,554	1,969
*	Veeco Instruments Inc.	109,170	1,861
*	XO Group Inc.	54,368	1,765
*	CalAmp Corp.	80,524	1,709
*	CEVA Inc.	50,402	1,699
	Comtech Telecommunications Corp.	53,355	1,670
	Cohu Inc.	65,001	1,561
	ADTRAN Inc.	110,508	1,542
*	Axcelis Technologies Inc.	72,297	1,536
*	Ultra Clean Holdings Inc.	86,465	1,523
*	Electro Scientific Industries Inc.	75,623	1,484
*	VASCO Data Security International Inc.	67,917	1,470
*	Photronics Inc.	155,857	1,356
*	Control4 Corp.	45,851	1,137
	TTEC Holdings Inc.	32,053	1,131
*	QuinStreet Inc.	80,949	1,110
	Park Electrochemical Corp.	42,954	888
*	PDF Solutions Inc.	62,473	790
*	Harmonic Inc.	185,040	712
*	Digi International Inc.	60,749	711
	Daktronics Inc.	87,830	703
*	DSP Group Inc.	50,795	650
*	Agilysys Inc.	34,840	495
*	Kopin Corp.	138,890	490
	Bel Fuse Inc. Class B	22,055	426
*	Liquidity Services Inc.	57,944	327
			279,546
Materials (5.0%)
*	Ingevity Corp.	95,435	7,266
	Balchem Corp.	72,744	7,015
	KapStone Paper and Packaging Corp.	198,305	6,822
	HB Fuller Co.	114,257	5,890
	Quaker Chemical Corp.	30,286	4,629
	Innospec Inc.	54,988	4,217
	Kaiser Aluminum Corp.	37,818	4,170
	Boise Cascade Co.	87,359	4,167
*	Kraton Corp.	71,613	3,475
	Stepan Co.	45,213	3,287
*,^ AK Steel Holding Corp.		714,163	3,228
	Neenah Inc.	38,386	3,115
	Schweitzer-Mauduit International Inc.	69,315	3,037
	A Schulman Inc.	66,555	2,912
*	AdvanSix Inc.	68,848	2,514
	Materion Corp.	45,322	2,472
*,^ US Concrete Inc.		35,399	2,157
	Innophos Holdings Inc.	44,179	2,100
	Rayonier Advanced Materials Inc.	116,940	2,094
*	Century Aluminum Co.	112,510	1,994
*	SunCoke Energy Inc.	145,110	1,965
*	Koppers Holdings Inc.	46,915	1,891
	PH Glatfelter Co.	99,467	1,740
*	TimkenSteel Corp.	88,021	1,543
	Tredegar Corp.	57,349	1,368
	American Vanguard Corp.	59,110	1,274
	Haynes International Inc.	28,390	1,209
	Myers Industries Inc.	60,920	1,194
*	Clearwater Paper Corp.	37,093	892

	FutureFuel Corp.	57,051	768
	Hawkins Inc.	21,345	669
	Olympic Steel Inc.	20,820	481
*	Flotek Industries Inc.	129,047	404
*,^ LSB Industries Inc.		46,132	234
			92,193
Other (0.0%)2
*,3 Gerber Scientific Inc. CVR		4,758	1

Real Estate (5.7%)
	EastGroup Properties Inc.	78,432	7,312
	DiamondRock Hospitality Co.	452,899	5,765
	PS Business Parks Inc.	44,886	5,501
	Acadia Realty Trust	190,477	4,905
	Retail Opportunity Investments Corp.	254,357	4,609
	Chesapeake Lodging Trust	135,834	4,378
	Lexington Realty Trust	489,547	4,225
	Agree Realty Corp.	69,850	3,698
	LTC Properties Inc.	89,403	3,678
	Summit Hotel Properties Inc.	237,108	3,625
	American Assets Trust Inc.	93,536	3,400
	Government Properties Income Trust	225,290	3,274
	National Storage Affiliates Trust	114,239	3,212
	Four Corners Property Trust Inc.	140,234	3,210
	Washington Prime Group Inc.	420,702	3,059
	Global Net Lease Inc.	152,140	3,003
	Kite Realty Group Trust	183,466	2,879
	HFF Inc. Class A	83,939	2,830
	CareTrust REIT Inc.	171,438	2,827
	Ramco-Gershenson Properties Trust	179,595	2,209
	Chatham Lodging Trust	104,206	2,166
	RE/MAX Holdings Inc. Class A	40,044	2,086
	Easterly Government Properties Inc.	101,677	2,059
	CBL & Associates Properties Inc.	392,671	1,987
	Getty Realty Corp.	74,442	1,944
	Franklin Street Properties Corp.	242,494	1,877
	Independence Realty Trust Inc.	192,904	1,871
	Hersha Hospitality Trust Class A	85,268	1,814
	Universal Health Realty Income Trust	28,620	1,779
	Pennsylvania REIT	160,500	1,767
	Urstadt Biddle Properties Inc. Class A	67,189	1,468
	Armada Hoffler Properties Inc.	101,695	1,464
	Saul Centers Inc.	27,296	1,353
	Whitestone REIT	90,686	1,110
	Community Healthcare Trust Inc.	38,945	1,079
	Cedar Realty Trust Inc.	182,146	800
			104,223
Telecommunication Services (1.0%)
*	Vonage Holdings Corp.	472,361	5,409
	Cogent Communications Holdings Inc.	93,830	4,804
*	Iridium Communications Inc.	188,190	2,860
	Consolidated Communications Holdings Inc.	145,481	1,631
	ATN International Inc.	24,547	1,321
^	Frontier Communications Corp.	177,256	1,317
*	Cincinnati Bell Inc.	95,100	1,170

Spok Holdings Inc.			45,368	699
				19,211
Utilities (2.2%)
Avista Corp.			148,685	7,797
Spire Inc.			109,275	7,786
South Jersey Industries Inc.			190,163	6,298
El Paso Electric Co.			91,739	5,376
American States Water Co.			83,281	4,687
California Water Service Group			108,800	4,379
Northwest Natural Gas Co.			65,251	3,902
				40,225
Total Common Stocks (Cost $1,542,216)				1,831,185
	Coupon
Temporary Cash Investments (0.8%)1
Money Market Fund (0.8%)
4,5 Vanguard Market Liquidity Fund	1.961%		138,633	13,865

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.475%	6/21/18	300	300
6 United States Treasury Bill	1.890%	8/9/18	200	199
				499
Total Temporary Cash Investments (Cost $14,361)				14,364
Total Investments (100.7%) (Cost $1,556,577)				1,845,549
Other Assets and Liabilities-Net (-0.7%)5				(12,836)
Net Assets (100%)				1,832,713

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,019,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $16,009,000 of collateral received for securities on loan, of which $13,862,000 is held in Vanguard
Market Liquidity Fund and $2,147,000 is held in cash.
6 Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	10	817	19

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,831,184	—	1
Temporary Cash Investments	13,865	499	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	1,845,041	499	1
1 Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $1,556,577,000. Net unrealized appreciation of investment securities for tax purposes was $288,972,000, consisting of unrealized gains of $368,333,000 on securities that had risen in value since their purchase and $79,361,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (14.9%)
	Wolverine World Wide Inc.	81,741	2,741
*	Cooper-Standard Holdings Inc.	13,734	1,706
	Monro Inc.	27,910	1,566
*	G-III Apparel Group Ltd.	35,501	1,487
	DSW Inc. Class A	61,480	1,468
	Abercrombie & Fitch Co.	57,903	1,381
*	American Axle & Manufacturing Holdings Inc.	84,346	1,334
	Caleres Inc.	36,544	1,296
	Oxford Industries Inc.	14,329	1,182
	Group 1 Automotive Inc.	16,727	1,175
*	Asbury Automotive Group Inc.	15,771	1,097
	Scholastic Corp.	23,483	1,056
	Steven Madden Ltd.	19,362	1,023
	Gannett Co. Inc.	96,209	1,017
*	Shutterfly Inc.	10,795	1,016
	Guess? Inc.	50,401	988
	Lithia Motors Inc. Class A	10,017	979
	Chico's FAS Inc.	108,753	920
*	Belmond Ltd. Class A	71,429	854
	New Media Investment Group Inc.	50,410	842
*	Vista Outdoor Inc.	48,792	826
*,^ Fossil Group Inc.		36,967	809
*	Dorman Products Inc.	12,466	804
	Standard Motor Products Inc.	17,324	784
	Core-Mark Holding Co. Inc.	39,273	767
*	Genesco Inc.	16,945	740
*	Meritage Homes Corp.	15,166	686
	Tailored Brands Inc.	20,621	677
*	M/I Homes Inc.	23,732	659
	Movado Group Inc.	13,245	650
*,^ JC Penney Co. Inc.		265,606	643
*	Gentherm Inc.	17,420	617
	La-Z-Boy Inc.	19,624	612
	Buckle Inc.	24,072	608
*	American Public Education Inc.	13,937	594
	MDC Holdings Inc.	18,344	579
*	Fiesta Restaurant Group Inc.	23,152	575
*	Express Inc.	67,403	574
	Children's Place Inc.	4,356	561
*	Red Robin Gourmet Burgers Inc.	11,028	555
	Sturm Ruger & Co. Inc.	8,649	530
	Marcus Corp.	16,459	519
*	Regis Corp.	29,895	517
	Ethan Allen Interiors Inc.	21,622	507
	Callaway Golf Co.	26,681	505
	Capella Education Co.	5,232	497
	Dine Brands Global Inc.	7,812	496
*	Ascena Retail Group Inc.	145,892	476
	Finish Line Inc. Class A	34,401	468

*	Unifi Inc.	14,532	458
	Cato Corp. Class A	19,916	455
*	MarineMax Inc.	18,883	443
	Sonic Automotive Inc. Class A	20,383	434
^	Rent-A-Center Inc.	45,609	433
*	Hibbett Sports Inc.	16,334	432
*	Chuy's Holdings Inc.	14,464	426
*	Zumiez Inc.	15,541	377
	Sonic Corp.	15,360	373
	BJ's Restaurants Inc.	6,634	371
	Strayer Education Inc.	3,353	366
*	Universal Electronics Inc.	12,173	361
*	Crocs Inc.	19,879	355
	Superior Industries International Inc.	19,816	347
	Haverty Furniture Cos. Inc.	16,617	332
	Shoe Carnival Inc.	9,751	314
*	Career Education Corp.	20,209	311
*	Perry Ellis International Inc.	10,565	291
	Barnes & Noble Inc.	48,511	284
*	William Lyon Homes Class A	11,260	269
	EW Scripps Co. Class A	21,365	267
*	Lumber Liquidators Holdings Inc.	10,226	216
	Tile Shop Holdings Inc.	29,456	212
*	Nautilus Inc.	14,184	212
*	Barnes & Noble Education Inc.	31,819	202
*	El Pollo Loco Holdings Inc.	18,513	196
*	Vera Bradley Inc.	15,787	184
*	Motorcar Parts of America Inc.	8,482	182
*	Francesca's Holdings Corp.	30,414	180
*	Kirkland's Inc.	13,691	176
	Big 5 Sporting Goods Corp.	17,224	141
*,^ Vitamin Shoppe Inc.		20,510	105
*	FTD Cos. Inc.	14,381	82
	Fred's Inc. Class A	30,644	43
			52,793
Consumer Staples (2.7%)
	Universal Corp.	21,327	1,411
*	Darling Ingredients Inc.	68,748	1,292
	SpartanNash Co.	30,653	759
	Dean Foods Co.	77,610	743
	Andersons Inc.	22,426	724
*	Cal-Maine Foods Inc.	14,697	706
	WD-40 Co.	5,119	704
*	Avon Products Inc.	375,015	675
	J&J Snack Foods Corp.	4,690	664
	SUPERVALU Inc.	32,814	607
	B&G Foods Inc.	20,950	590
	John B Sanfilippo & Son Inc.	7,445	505
*	Seneca Foods Corp. Class A	5,793	157
			9,537
Energy (7.7%)
*	PDC Energy Inc.	56,097	3,393
*	SRC Energy Inc.	205,857	2,664
	US Silica Holdings Inc.	68,588	2,121
*	Oil States International Inc.	51,105	1,809
*	Carrizo Oil & Gas Inc.	65,870	1,664

*	Denbury Resources Inc.	342,203	1,454
	Archrock Inc.	109,479	1,264
*	C&J Energy Services Inc.	43,520	1,172
*	Noble Corp. plc	209,798	1,166
*	Unit Corp.	45,178	987
*	Helix Energy Solutions Group Inc.	118,529	901
*	Newpark Resources Inc.	75,951	824
*	Exterran Corp.	27,120	747
*	SEACOR Holdings Inc.	14,289	746
	Green Plains Inc.	32,841	701
*	HighPoint Resources Corp.	83,649	597
*	Renewable Energy Group Inc.	29,112	520
*	TETRA Technologies Inc.	106,833	451
*	Matrix Service Co.	22,886	444
*	Ring Energy Inc.	31,143	430
*	CONSOL Energy Inc.	9,660	426
*	Par Pacific Holdings Inc.	21,538	384
*	REX American Resources Corp.	4,943	376
*	Pioneer Energy Services Corp.	66,512	366
	Bristow Group Inc.	27,535	326
*	ProPetro Holding Corp.	17,586	286
*	Cloud Peak Energy Inc.	64,215	232
*	Era Group Inc.	17,288	224
*	Geospace Technologies Corp.	11,513	128
*,^ CARBO Ceramics Inc.		12,975	125
	Gulf Island Fabrication Inc.	11,593	122
			27,050
Financials (20.5%)
	American Equity Investment Life Holding Co.	76,473	2,710
	Community Bank System Inc.	43,253	2,590
	First Midwest Bancorp Inc.	87,723	2,305
	Great Western Bancorp Inc.	50,089	2,183
	Simmons First National Corp. Class A	66,748	2,136
	Old National Bancorp	113,930	2,045
	Hope Bancorp Inc.	109,583	1,971
	Apollo Commercial Real Estate Finance Inc.	93,822	1,744
	Invesco Mortgage Capital Inc.	95,160	1,544
	Horace Mann Educators Corp.	34,725	1,535
	Northwest Bancshares Inc.	87,357	1,506
*	PRA Group Inc.	38,464	1,485
	Provident Financial Services Inc.	51,757	1,446
	NBT Bancorp Inc.	37,080	1,413
	First Financial Bancorp	44,849	1,411
	Waddell & Reed Financial Inc. Class A	70,806	1,374
	Infinity Property & Casualty Corp.	9,318	1,348
	Columbia Banking System Inc.	31,079	1,321
	Financial Engines Inc.	29,537	1,319
	RLI Corp.	18,909	1,242
	First Financial Bankshares Inc.	23,587	1,241
	Boston Private Financial Holdings Inc.	71,676	1,219
*	First BanCorp	154,626	1,198
	Navigators Group Inc.	19,116	1,124
	Safety Insurance Group Inc.	12,958	1,114
	Glacier Bancorp Inc.	28,379	1,107
	Selective Insurance Group Inc.	17,991	1,023
	PennyMac Mortgage Investment Trust	51,710	968
	United Fire Group Inc.	18,028	967

* Enova International Inc.	28,640	962
United Community Banks Inc.	29,442	956
Banner Corp.	15,832	949
CVB Financial Corp.	40,077	929
ProAssurance Corp.	24,113	926
Independent Bank Corp.	11,464	898
Stewart Information Services Corp.	20,214	853
ARMOUR Residential REIT Inc.	35,716	828
Southside Bancshares Inc.	23,505	803
Ameris Bancorp	13,823	770
Virtus Investment Partners Inc.	6,111	767
Westamerica Bancorporation	12,864	736
Capstead Mortgage Corp.	79,751	730
S&T Bancorp Inc.	15,439	697
Brookline Bancorp Inc.	37,241	678
* INTL. FCStone Inc.	13,291	665
Investment Technology Group Inc.	28,158	618
* HomeStreet Inc.	22,885	613
AMERISAFE Inc.	10,207	609
Employers Holdings Inc.	14,993	594
^ New York Mortgage Trust Inc.	95,428	588
* World Acceptance Corp.	5,184	559
* EZCORP Inc. Class A	43,824	543
Oritani Financial Corp.	33,651	535
Greenhill & Co. Inc.	20,205	532
OFG Bancorp	37,603	530
First Commonwealth Financial Corp.	33,324	523
City Holding Co.	6,842	508
Maiden Holdings Ltd.	57,923	507
Tompkins Financial Corp.	5,923	499
WisdomTree Investments Inc.	45,306	497
Piper Jaffray Cos.	6,442	482
Fidelity Southern Corp.	18,819	460
James River Group Holdings Ltd.	11,902	451
* Donnelley Financial Solutions Inc.	28,848	443
Opus Bank	14,737	436
* Customers Bancorp Inc.	12,813	388
TrustCo Bank Corp. NY	44,411	386
Hanmi Financial Corp.	12,750	382
United Insurance Holdings Corp.	17,556	363
Universal Insurance Holdings Inc.	9,604	342
* Encore Capital Group Inc.	8,304	328
Banc of California Inc.	16,750	325
* Seacoast Banking Corp. of Florida	9,991	312
Dime Community Bancshares Inc.	15,228	310
Central Pacific Financial Corp.	9,867	291
HCI Group Inc.	6,781	281
Northfield Bancorp Inc.	15,501	253
* eHealth Inc.	6,590	140
Green Bancorp Inc.	5,802	130
		72,494
Health Care (6.2%)
* Magellan Health Inc.	20,715	1,895
* Haemonetics Corp.	16,805	1,518
* Integra LifeSciences Holdings Corp.	21,881	1,412
* Acorda Therapeutics Inc.	39,930	1,048
* Diplomat Pharmacy Inc.	41,108	968

* Medicines Co.	28,550	967
* HMS Holdings Corp.	41,608	900
Owens & Minor Inc.	52,348	853
CONMED Corp.	10,984	754
* AMAG Pharmaceuticals Inc.	29,010	709
* Select Medical Holdings Corp.	39,111	708
* Kindred Healthcare Inc.	77,803	696
Ensign Group Inc.	18,525	678
Abaxis Inc.	8,115	672
* AngioDynamics Inc.	31,122	655
Analogic Corp.	6,590	551
* Varex Imaging Corp.	14,776	546
* Spectrum Pharmaceuticals Inc.	26,347	508
* Natus Medical Inc.	13,548	500
* Cambrex Corp.	10,379	470
Invacare Corp.	28,083	463
Luminex Corp.	16,123	457
* CryoLife Inc.	15,354	423
* Community Health Systems Inc.	97,133	397
* Cross Country Healthcare Inc.	31,208	381
US Physical Therapy Inc.	3,762	351
Meridian Bioscience Inc.	21,304	315
HealthStream Inc.	11,140	310
* Progenics Pharmaceuticals Inc.	37,281	283
* Tactile Systems Technology Inc.	5,351	266
* Amphastar Pharmaceuticals Inc.	15,140	239
* Cytokinetics Inc.	26,000	234
* Anika Therapeutics Inc.	5,400	220
* Depomed Inc.	30,728	191
Computer Programs & Systems Inc.	5,238	171
* Lannett Co. Inc.	9,544	158
* Quorum Health Corp.	24,289	100
Aceto Corp.	26,488	70
		22,037
Industrials (18.0%)
SkyWest Inc.	44,101	2,514
Applied Industrial Technologies Inc.	32,932	2,297
* FTI Consulting Inc.	31,872	1,976
* Chart Industries Inc.	26,329	1,696
Kaman Corp.	23,642	1,673
Hawaiian Holdings Inc.	43,696	1,617
ABM Industries Inc.	55,872	1,590
* SPX FLOW Inc.	36,181	1,576
Matthews International Corp. Class A	27,482	1,512
Mueller Industries Inc.	49,002	1,480
* Atlas Air Worldwide Holdings Inc.	21,656	1,476
* Hub Group Inc. Class A	28,660	1,432
General Cable Corp.	43,142	1,279
* SPX Corp.	36,414	1,248
Matson Inc.	36,150	1,238
AAR Corp.	27,492	1,229
UniFirst Corp.	6,841	1,215
Hillenbrand Inc.	25,754	1,201
Greenbrier Cos. Inc.	24,104	1,198
Moog Inc. Class A	14,610	1,191
Tetra Tech Inc.	21,389	1,175
* Gibraltar Industries Inc.	27,027	1,072

	Watts Water Technologies Inc. Class A	13,674	1,052
	ArcBest Corp.	21,676	1,029
	AZZ Inc.	22,103	956
	Astec Industries Inc.	16,298	954
*	Navigant Consulting Inc.	38,358	934
	Universal Forest Products Inc.	25,006	920
*	TrueBlue Inc.	34,973	902
	Triumph Group Inc.	42,296	897
	Brady Corp. Class A	22,549	879
	Encore Wire Corp.	17,732	858
	Cubic Corp.	10,868	756
	Franklin Electric Co. Inc.	16,144	747
	Mobile Mini Inc.	16,240	741
	Actuant Corp. Class A	31,673	740
*	Aegion Corp. Class A	27,757	713
	Tennant Co.	8,975	707
	Briggs & Stratton Corp.	36,517	674
	CIRCOR International Inc.	13,983	673
	Allegiant Travel Co. Class A	4,380	663
*	Echo Global Logistics Inc.	22,449	624
	Heidrick & Struggles International Inc.	16,064	607
	Federal Signal Corp.	24,406	583
	Kelly Services Inc. Class A	25,917	581
*	Saia Inc.	6,759	557
*	MYR Group Inc.	13,991	546
*,^ Team Inc.		25,592	544
	Standex International Corp.	5,358	534
*	DXP Enterprises Inc.	13,540	528
	Titan International Inc.	42,248	490
	Heartland Express Inc.	26,074	487
	National Presto Industries Inc.	4,287	484
	Insteel Industries Inc.	15,471	484
	Apogee Enterprises Inc.	10,877	475
*	Engility Holdings Inc.	15,101	475
	Lindsay Corp.	4,821	474
	Wabash National Corp.	23,555	471
	ESCO Technologies Inc.	8,179	459
	Multi-Color Corp.	6,541	454
	Essendant Inc.	32,205	451
	Viad Corp.	8,378	443
	US Ecology Inc.	7,102	430
	Resources Connection Inc.	25,061	417
	AAON Inc.	12,997	396
	LSC Communications Inc.	29,861	378
*	Lydall Inc.	8,415	353
	Marten Transport Ltd.	13,895	317
*	Veritiv Corp.	9,527	317
	Griffon Corp.	13,193	299
	RR Donnelley & Sons Co.	41,337	258
	Powell Industries Inc.	7,437	251
	Quanex Building Products Corp.	11,603	195
*	Orion Group Holdings Inc.	24,129	187
	Forrester Research Inc.	3,298	139
*	Roadrunner Transportation Systems Inc.	26,890	49
			63,417
Information Technology (14.1%)
*	CACI International Inc. Class A	20,978	3,496

	Travelport Worldwide Ltd.	106,730	1,872
*	Sanmina Corp.	60,665	1,747
*	Plexus Corp.	28,678	1,668
*	NETGEAR Inc.	26,726	1,616
*,^ Finisar Corp.		97,103	1,574
*	Anixter International Inc.	24,663	1,511
*	Blucora Inc.	39,724	1,508
	TiVo Corp.	104,572	1,506
*	Insight Enterprises Inc.	30,512	1,431
*	Electronics For Imaging Inc.	38,910	1,301
*,^ 3D Systems Corp.		96,979	1,199
	ManTech International Corp. Class A	22,186	1,196
	Benchmark Electronics Inc.	41,483	1,149
*	Diodes Inc.	32,628	1,117
*	Fabrinet	31,765	1,116
*	Knowles Corp.	75,972	1,102
*	Itron Inc.	17,727	1,012
*	Semtech Corp.	20,905	1,012
*	Cardtronics plc Class A	39,086	1,003
*	Sykes Enterprises Inc.	33,965	956
*	Cray Inc.	34,462	858
*	ScanSource Inc.	21,762	852
	MTS Systems Corp.	15,134	793
*	Super Micro Computer Inc.	32,342	779
*	Perficient Inc.	29,634	774
	Diebold Nixdorf Inc.	64,688	744
*	SolarEdge Technologies Inc.	13,231	739
	Power Integrations Inc.	9,395	706
*	Veeco Instruments Inc.	41,130	701
*	Viavi Solutions Inc.	73,110	695
	EVERTEC Inc.	31,202	680
*	8x8 Inc.	36,096	675
	Methode Electronics Inc.	15,990	642
	Comtech Telecommunications Corp.	20,092	629
	CSG Systems International Inc.	15,087	624
*	VASCO Data Security International Inc.	25,773	558
*	Oclaro Inc.	65,009	556
*	MicroStrategy Inc. Class A	4,091	530
*	OSI Systems Inc.	7,632	523
	Xperi Corp.	26,019	514
*	Photronics Inc.	59,022	513
	NIC Inc.	30,615	470
*	LivePerson Inc.	23,892	462
*	Alarm.com Holdings Inc.	9,830	437
	CTS Corp.	13,239	430
	Badger Meter Inc.	8,967	392
*	ePlus Inc.	3,796	345
	Monotype Imaging Holdings Inc.	13,360	289
	ADTRAN Inc.	20,195	282
*	Harmonic Inc.	69,912	269
*	FARO Technologies Inc.	5,010	269
*	Digi International Inc.	22,849	267
	Daktronics Inc.	33,352	267
*	Nanometrics Inc.	6,040	254
*	DSP Group Inc.	19,089	244
	Park Electrochemical Corp.	10,092	209
*	PDF Solutions Inc.	14,568	184

*	Ultra Clean Holdings Inc.	10,169	179
	Bel Fuse Inc. Class B	8,438	163
*	Liquidity Services Inc.	21,884	124
*	Agilysys Inc.	6,673	95
*	Kopin Corp.	18,811	66
			49,874
Materials (6.4%)
	KapStone Paper and Packaging Corp.	74,636	2,567
	Kaiser Aluminum Corp.	14,264	1,573
	Boise Cascade Co.	32,811	1,565
	Stepan Co.	16,831	1,224
*,^ AK Steel Holding Corp.		268,053	1,212
	HB Fuller Co.	23,233	1,198
	A Schulman Inc.	25,057	1,096
	Balchem Corp.	11,176	1,078
	Materion Corp.	17,116	934
	Innospec Inc.	10,610	814
	Innophos Holdings Inc.	16,619	790
	Rayonier Advanced Materials Inc.	44,005	788
*	Century Aluminum Co.	42,500	753
*	SunCoke Energy Inc.	54,736	741
	Quaker Chemical Corp.	4,414	675
	Schweitzer-Mauduit International Inc.	15,183	665
	PH Glatfelter Co.	37,180	650
	Neenah Inc.	7,915	642
*	TimkenSteel Corp.	33,311	584
	Tredegar Corp.	21,755	519
	Haynes International Inc.	10,703	456
*	AdvanSix Inc.	12,120	442
*	Clearwater Paper Corp.	13,994	337
	FutureFuel Corp.	21,704	292
	Hawkins Inc.	8,129	255
	Olympic Steel Inc.	7,793	180
	Myers Industries Inc.	8,196	161
*	Flotek Industries Inc.	48,620	152
	American Vanguard Corp.	6,732	145
*	LSB Industries Inc.	17,268	87
			22,575
Other (0.0%)2
*,3 Gerber Scientific Inc. CVR		1,604	—

Real Estate (5.9%)
	DiamondRock Hospitality Co.	170,913	2,176
	Acadia Realty Trust	71,354	1,837
	Government Properties Income Trust	84,483	1,228
	Washington Prime Group Inc.	157,734	1,147
	Kite Realty Group Trust	71,126	1,116
	Chesapeake Lodging Trust	29,214	942
	PS Business Parks Inc.	7,144	876
	Retail Opportunity Investments Corp.	47,985	869
	Chatham Lodging Trust	39,187	815
	RE/MAX Holdings Inc. Class A	15,069	785
	CBL & Associates Properties Inc.	147,633	747
	American Assets Trust Inc.	19,504	709
	Franklin Street Properties Corp.	91,355	707
	Independence Realty Trust Inc.	72,293	701

	Agree Realty Corp.			13,233	701
	Hersha Hospitality Trust Class A			31,947	679
	Pennsylvania REIT			59,863	659
	LTC Properties Inc.			15,910	655
	Global Net Lease Inc.			27,017	533
	Summit Hotel Properties Inc.			31,267	478
	CareTrust REIT Inc.			26,707	440
	Getty Realty Corp.			12,995	339
	Urstadt Biddle Properties Inc. Class A			15,329	335
	Ramco-Gershenson Properties Trust			24,524	302
	Cedar Realty Trust Inc.			67,090	294
	Saul Centers Inc.			4,868	241
	Armada Hoffler Properties Inc.			16,612	239
	Whitestone REIT			19,039	233
	Community Healthcare Trust Inc.			7,643	212
					20,995
Telecommunication Services (1.0%)
*	Iridium Communications Inc.			71,049	1,080
	Consolidated Communications Holdings Inc.			54,835	615
	ATN International Inc.			9,276	499
^	Frontier Communications Corp.			66,557	495
*	Cincinnati Bell Inc.			36,103	444
	Spok Holdings Inc.			17,108	263
					3,396
Utilities (2.5%)
	Spire Inc.			41,173	2,934
	Avista Corp.			31,884	1,672
	South Jersey Industries Inc.			39,955	1,323
	El Paso Electric Co.			16,281	954
	Northwest Natural Gas Co.			13,699	819
	American States Water Co.			11,611	653
	California Water Service Group			14,771	595
					8,950
Total Common Stocks (Cost $336,646)					353,118
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.6%)
4,5 Vanguard Market Liquidity Fund		1.961%		20,012	2,001

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.654%	6/7/18	100	100
6	United States Treasury Bill	1.475%	6/21/18	100	100
6	United States Treasury Bill	1.934%	10/11/18	100	99
					299
Total Temporary Cash Investments (Cost $2,300)					2,300
Total Investments (100.6%) (Cost $338,946)					355,418
Other Assets and Liabilities-Net (-0.6%)5					(2,054)
Net Assets (100%)					353,364

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,998,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $2,170,000 of collateral received for securities on loan, of which $2,001,000 is held in Vanguard Market
Liquidity Fund and $169,000 is held in cash.
6 Securities with a value of $214,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	3	245	11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

S&P Small-Cap 600 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	353,118	—	—
Temporary Cash Investments	2,001	299	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	355,117	299	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $338,946,000. Net unrealized appreciation of investment securities for tax purposes was $16,472,000, consisting of unrealized gains of $37,630,000 on securities that had risen in value since their purchase and $21,158,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (13.6%)
*	Ollie's Bargain Outlet Holdings Inc.	47,336	3,347
*	TopBuild Corp.	34,131	2,865
*	Penn National Gaming Inc.	81,043	2,762
	Marriott Vacations Worldwide Corp.	22,680	2,727
	World Wrestling Entertainment Inc. Class A	38,419	2,224
	LCI Industries	23,991	2,104
*	Shutterfly Inc.	19,052	1,794
*,^ RH		18,214	1,780
*	Cavco Industries Inc.	8,161	1,694
*,^ iRobot Corp.		26,840	1,675
*	Dave & Buster's Entertainment Inc.	39,072	1,627
	Steven Madden Ltd.	28,963	1,531
*	Fox Factory Holding Corp.	36,086	1,434
	Wingstop Inc.	27,955	1,415
	Children's Place Inc.	10,876	1,400
*	Installed Building Products Inc.	20,204	1,225
	Callaway Golf Co.	60,903	1,154
	Lithia Motors Inc. Class A	11,752	1,149
*,^ Shake Shack Inc. Class A		18,219	1,086
	Nutrisystem Inc.	29,007	1,082
*,^ LGI Homes Inc.		17,179	1,046
*	Sleep Number Corp.	36,943	1,033
	Winnebago Industries Inc.	27,682	1,003
*	Dorman Products Inc.	14,623	943
*	Meritage Homes Corp.	19,311	874
	Tailored Brands Inc.	24,161	793
*	Crocs Inc.	43,732	780
	Ruth's Hospitality Group Inc.	27,861	740
	La-Z-Boy Inc.	23,007	718
	PetMed Express Inc.	19,799	712
	MDC Holdings Inc.	22,440	709
	Strayer Education Inc.	6,407	700
*	Career Education Corp.	40,353	621
*	Gentherm Inc.	15,457	547
	Dine Brands Global Inc.	8,475	538
	BJ's Restaurants Inc.	9,594	537
	Capella Education Co.	5,260	499
*	Monarch Casino & Resort Inc.	10,884	485
	Sonic Corp.	19,596	476
	Sturm Ruger & Co. Inc.	7,047	432
*	William Lyon Homes Class A	14,961	357
	EW Scripps Co. Class A	28,536	356
*	Lumber Liquidators Holdings Inc.	15,856	336
*	Nautilus Inc.	13,559	203
*	Motorcar Parts of America Inc.	8,788	189
			51,702
Consumer Staples (3.3%)
*	Darling Ingredients Inc.	80,666	1,516

Medifast Inc.	10,085	1,477
Calavo Growers Inc.	15,155	1,334
* Central Garden & Pet Co. Class A	34,089	1,296
J&J Snack Foods Corp.	9,017	1,277
B&G Foods Inc.	40,229	1,132
MGP Ingredients Inc.	12,048	1,067
WD-40 Co.	7,622	1,048
Inter Parfums Inc.	16,466	878
* Cal-Maine Foods Inc.	11,994	576
Coca-Cola Bottling Co. Consolidated	4,456	568
* Central Garden & Pet Co.	9,466	386
		12,555
Energy (0.5%)
* ProPetro Holding Corp.	48,708	793
* CONSOL Energy Inc.	13,338	588
* C&J Energy Services Inc.	12,238	329
* Ring Energy Inc.	17,235	238
* CARBO Ceramics Inc.	6,597	63
		2,011
Financials (13.1%)
FirstCash Inc.	44,669	4,054
* Green Dot Corp. Class A	44,328	3,159
* BofI Holding Inc.	52,822	2,177
Selective Insurance Group Inc.	36,049	2,049
First Financial Bankshares Inc.	38,320	2,016
ServisFirst Bancshares Inc.	43,341	1,821
Glacier Bancorp Inc.	44,261	1,726
LegacyTexas Financial Group Inc.	40,754	1,711
* Pacific Premier Bancorp Inc.	37,325	1,541
Walker & Dunlop Inc.	26,890	1,509
Columbia Banking System Inc.	35,050	1,490
First Financial Bancorp	43,059	1,354
Ameris Bancorp	23,287	1,297
CVB Financial Corp.	53,164	1,233
United Community Banks Inc.	37,559	1,219
Financial Engines Inc.	27,291	1,219
* Third Point Reinsurance Ltd.	80,273	1,072
* Seacoast Banking Corp. of Florida	33,872	1,056
Independent Bank Corp.	13,460	1,055
RLI Corp.	16,053	1,054
National Bank Holdings Corp. Class A	25,878	1,008
Meta Financial Group Inc.	8,732	988
* NMI Holdings Inc. Class A	55,528	925
ProAssurance Corp.	24,028	923
First Commonwealth Financial Corp.	56,188	882
Banner Corp.	13,427	805
S&T Bancorp Inc.	16,100	727
Universal Insurance Holdings Inc.	20,239	721
WisdomTree Investments Inc.	60,226	660
Westamerica Bancorporation	10,971	628
Brookline Bancorp Inc.	31,635	576
James River Group Holdings Ltd.	15,098	573
Employers Holdings Inc.	14,402	570
City Holding Co.	7,150	531
* Encore Capital Group Inc.	13,448	530
Central Pacific Financial Corp.	17,453	514

	Hanmi Financial Corp.	16,835	504
	Piper Jaffray Cos.	6,476	484
	Northfield Bancorp Inc.	27,041	442
	Tompkins Financial Corp.	5,192	437
	Banc of California Inc.	22,121	429
*	Customers Bancorp Inc.	13,910	422
	AMERISAFE Inc.	7,006	418
	TrustCo Bank Corp. NY	42,444	369
	Green Bancorp Inc.	15,306	344
	Dime Community Bancshares Inc.	12,302	250
*	eHealth Inc.	8,379	179
			49,651
Health Care (20.6%)
	Chemed Corp.	15,511	5,057
*	Ligand Pharmaceuticals Inc.	20,265	3,896
*	Neogen Corp.	49,432	3,742
*	HealthEquity Inc.	49,512	3,679
*	Inogen Inc.	16,608	3,034
*	Haemonetics Corp.	32,325	2,921
*	Supernus Pharmaceuticals Inc.	49,495	2,789
*	Integra LifeSciences Holdings Corp.	40,347	2,604
*	AMN Healthcare Services Inc.	45,750	2,585
*	Merit Medical Systems Inc.	48,270	2,476
*	Myriad Genetics Inc.	67,074	2,449
*	LHC Group Inc.	28,086	2,162
*	Amedisys Inc.	27,395	2,092
*	Integer Holdings Corp.	27,261	1,799
*	Momenta Pharmaceuticals Inc.	73,810	1,742
*	Emergent BioSolutions Inc.	33,699	1,738
*	Omnicell Inc.	37,285	1,736
*	Corcept Therapeutics Inc.	91,549	1,694
*	Repligen Corp.	36,007	1,573
*	Enanta Pharmaceuticals Inc.	13,797	1,377
*	BioTelemetry Inc.	29,710	1,255
*	Tivity Health Inc.	32,858	1,152
*	Spectrum Pharmaceuticals Inc.	57,463	1,108
*	Select Medical Holdings Corp.	58,594	1,061
	Abaxis Inc.	12,656	1,048
*	Medicines Co.	29,729	1,007
*	OraSure Technologies Inc.	58,574	996
*	Innoviva Inc.	66,543	984
*	Orthofix International NV	17,436	953
	Ensign Group Inc.	25,542	935
*	Cambrex Corp.	19,878	900
	Phibro Animal Health Corp. Class A	18,777	849
*,^ MiMedx Group Inc.		98,146	826
*	Quality Systems Inc.	45,276	797
	CONMED Corp.	11,453	786
*	Providence Service Corp.	10,729	772
	US Physical Therapy Inc.	7,836	731
*	Varex Imaging Corp.	19,571	723
*	Tabula Rasa HealthCare Inc.	12,993	709
*	HMS Holdings Corp.	32,660	706
*	Heska Corp.	6,255	669
*	Surmodics Inc.	12,646	655
*	Natus Medical Inc.	16,549	611
	Luminex Corp.	21,242	602

* Cutera Inc.	13,316	559
* ANI Pharmaceuticals Inc.	8,613	545
* Eagle Pharmaceuticals Inc.	8,025	541
LeMaitre Vascular Inc.	14,598	497
* CorVel Corp.	9,226	466
* CryoLife Inc.	14,680	404
* Lantheus Holdings Inc.	28,771	403
* Tactile Systems Technology Inc.	8,112	403
Analogic Corp.	4,553	381
HealthStream Inc.	12,082	336
* Anika Therapeutics Inc.	8,034	327
* Lannett Co. Inc.	18,331	303
* Amphastar Pharmaceuticals Inc.	17,013	269
Meridian Bioscience Inc.	16,631	246
* Progenics Pharmaceuticals Inc.	25,737	196
* Cytokinetics Inc.	19,543	176
* Depomed Inc.	26,257	163
Computer Programs & Systems Inc.	4,798	156
		78,351
Industrials (20.1%)
* ASGN Inc.	47,104	3,627
* Axon Enterprise Inc.	54,708	3,484
* Trex Co. Inc.	28,256	3,329
Insperity Inc.	35,447	3,261
Korn/Ferry International	54,256	2,967
* Proto Labs Inc.	24,036	2,899
Barnes Group Inc.	47,023	2,794
John Bean Technologies Corp.	30,312	2,677
Simpson Manufacturing Co. Inc.	39,867	2,524
Exponent Inc.	24,710	2,429
* Aerojet Rocketdyne Holdings Inc.	72,160	2,088
* Harsco Corp.	77,308	1,894
* WageWorks Inc.	38,117	1,809
Albany International Corp.	27,843	1,712
* Mercury Systems Inc.	46,327	1,711
Forward Air Corp.	28,384	1,684
Comfort Systems USA Inc.	35,653	1,670
Tetra Tech Inc.	29,498	1,621
EnPro Industries Inc.	20,707	1,525
Hillenbrand Inc.	31,442	1,467
* Patrick Industries Inc.	23,253	1,409
* American Woodmark Corp.	13,618	1,404
* Saia Inc.	17,024	1,403
Raven Industries Inc.	34,358	1,299
Interface Inc. Class A	56,985	1,294
UniFirst Corp.	7,122	1,265
Moog Inc. Class A	14,641	1,194
* Aerovironment Inc.	20,441	1,183
Universal Forest Products Inc.	30,540	1,123
Mobile Mini Inc.	24,266	1,106
Allegiant Travel Co. Class A	7,099	1,074
* PGT Innovations Inc.	47,675	987
Franklin Electric Co. Inc.	18,950	876
ESCO Technologies Inc.	15,620	876
Watts Water Technologies Inc. Class A	11,160	859
Alamo Group Inc.	9,175	846
Cubic Corp.	11,792	820

	Brady Corp. Class A	20,738	809
	US Ecology Inc.	13,032	790
	AAON Inc.	24,003	732
	Federal Signal Corp.	29,919	715
*	Vicor Corp.	15,666	687
	Apogee Enterprises Inc.	15,000	655
	Standex International Corp.	6,267	625
	Wabash National Corp.	28,798	576
	Tennant Co.	7,044	555
	Viad Corp.	10,154	537
	Actuant Corp. Class A	21,931	512
	Marten Transport Ltd.	21,528	491
	Lindsay Corp.	4,784	471
	Multi-Color Corp.	6,003	417
	Heartland Express Inc.	18,642	348
	Quanex Building Products Corp.	20,552	345
	Griffon Corp.	14,282	324
*	Lydall Inc.	7,139	299
	Forrester Research Inc.	5,757	243
	RR Donnelley & Sons Co.	20,968	131
			76,452
Information Technology (16.4%)
*	Stamps.com Inc.	15,683	3,933
	Cabot Microelectronics Corp.	24,602	2,784
*	Advanced Energy Industries Inc.	38,068	2,495
*	Qualys Inc.	31,211	2,402
*	II-VI Inc.	52,813	2,321
	Brooks Automation Inc.	67,691	2,212
*	Rogers Corp.	17,607	2,006
*	Semtech Corp.	40,148	1,943
*	ExlService Holdings Inc.	32,806	1,860
	Progress Software Corp.	44,630	1,691
*	Kulicke & Soffa Industries Inc.	67,841	1,634
*	TTM Technologies Inc.	88,511	1,596
*	Bottomline Technologies de Inc.	33,501	1,593
	Ebix Inc.	21,188	1,581
*	Rambus Inc.	105,490	1,420
	Power Integrations Inc.	18,069	1,358
*	Viavi Solutions Inc.	135,149	1,285
*	Virtusa Corp.	26,288	1,276
*	SPS Commerce Inc.	16,574	1,234
*	SolarEdge Technologies Inc.	19,809	1,106
*	MaxLinear Inc.	58,515	1,074
*	Rudolph Technologies Inc.	30,398	1,018
*	KEMET Corp.	47,350	946
*	FormFactor Inc.	69,728	945
*	Extreme Networks Inc.	108,300	932
*	8x8 Inc.	47,888	895
*,^ Applied Optoelectronics Inc.		18,775	878
*	Shutterstock Inc.	17,716	840
*	ePlus Inc.	9,125	830
	Badger Meter Inc.	17,930	784
*	Oclaro Inc.	89,731	768
*	XO Group Inc.	23,231	754
*	CalAmp Corp.	34,523	733
*	Itron Inc.	12,797	731
*	CEVA Inc.	21,358	720

	Methode Electronics Inc.	17,385	698
*	Nanometrics Inc.	15,995	671
	Cohu Inc.	27,482	660
*	Axcelis Technologies Inc.	30,823	655
*	Electro Scientific Industries Inc.	32,284	633
	CSG Systems International Inc.	15,061	623
*	OSI Systems Inc.	8,618	591
*	Alarm.com Holdings Inc.	13,009	578
*	MicroStrategy Inc. Class A	4,445	576
*	FARO Technologies Inc.	10,509	564
	CTS Corp.	16,821	547
	Monotype Imaging Holdings Inc.	24,805	536
*	LivePerson Inc.	25,839	500
	EVERTEC Inc.	22,511	491
*	Control4 Corp.	19,425	481
	TTEC Holdings Inc.	13,617	481
*	QuinStreet Inc.	34,689	476
	NIC Inc.	29,318	450
*	Ultra Clean Holdings Inc.	25,523	450
	Xperi Corp.	17,998	355
	ADTRAN Inc.	24,064	336
	Park Electrochemical Corp.	6,993	144
*	Kopin Corp.	37,770	133
*	PDF Solutions Inc.	10,050	127
*	Agilysys Inc.	7,353	105
			62,439
Materials (3.6%)
*	Ingevity Corp.	40,418	3,077
	Balchem Corp.	18,126	1,748
*	Kraton Corp.	30,475	1,479
	Quaker Chemical Corp.	7,797	1,192
	HB Fuller Co.	22,341	1,152
*,^ US Concrete Inc.		15,050	917
	Innospec Inc.	11,484	881
*	Koppers Holdings Inc.	19,949	804
	Neenah Inc.	7,252	588
*	AdvanSix Inc.	15,509	566
	Schweitzer-Mauduit International Inc.	12,381	542
	American Vanguard Corp.	17,627	380
	Myers Industries Inc.	16,526	324
			13,650
Real Estate (5.4%)
	EastGroup Properties Inc.	33,351	3,109
	Lexington Realty Trust	207,568	1,791
	National Storage Affiliates Trust	48,295	1,358
	PS Business Parks Inc.	11,052	1,355
	Four Corners Property Trust Inc.	58,692	1,344
	HFF Inc. Class A	35,412	1,194
	Summit Hotel Properties Inc.	65,102	995
	Retail Opportunity Investments Corp.	53,922	977
	Easterly Government Properties Inc.	43,073	872
	LTC Properties Inc.	20,100	827
	Chesapeake Lodging Trust	24,828	800
	Agree Realty Corp.	14,862	787
	Universal Health Realty Income Trust	12,136	755
	CareTrust REIT Inc.	43,176	712

Global Net Lease Inc.			34,320	678
American Assets Trust Inc.			17,771	646
Ramco-Gershenson Properties Trust			48,826	601
Getty Realty Corp.			17,054	445
Armada Hoffler Properties Inc.			24,682	355
Saul Centers Inc.			6,111	303
Urstadt Biddle Properties Inc. Class A			11,359	248
Community Healthcare Trust Inc.			8,004	222
Whitestone REIT			16,617	203
				20,577
Telecommunication Services (1.1%)
* Vonage Holdings Corp.			199,920	2,289
Cogent Communications Holdings Inc.			39,746	2,035
				4,324
Utilities (1.8%)
Avista Corp.			27,050	1,419
American States Water Co.			22,177	1,248
El Paso Electric Co.			20,643	1,210
California Water Service Group			29,465	1,186
South Jersey Industries Inc.			35,359	1,171
Northwest Natural Gas Co.			12,081	722
				6,956
Total Common Stocks (Cost $311,714)				378,668
	Coupon
Temporary Cash Investments (1.2%)1
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund	1.961%		44,015	4,402

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.916%	9/6/18	150	149
Total Temporary Cash Investments (Cost $4,550)				4,551
Total Investments (100.7%) (Cost $316,264)				383,219
Other Assets and Liabilities-Net (-0.7%)3				(2,644)
Net Assets (100%)				380,575

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,037,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,081,000 of collateral received for securities on loan.
4 Securities with a value of $149,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	25	2,043	126

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	378,668	—	—
Temporary Cash Investments	4,402	149	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	383,051	149	—
1 Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $316,264,000. Net unrealized appreciation of investment securities for tax purposes was $66,955,000, consisting of unrealized gains of $75,123,000 on securities that had risen in value since their purchase and $8,168,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018
VANGUARD ADMIRAL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file
Number 33-32216, Incorporated by Reference.